1933 Act Registration No. 2-99356
                                        1940 Act File No. 811-4367

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
   Post-Effective Amendment No. 26                               [X]

                               and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
   Amendment No. 27                                              [X]

                     STEIN ROE MUNICIPAL TRUST
         (Exact Name of Registrant as Specified in Charter)

    One South Wacker Drive, Chicago, Illinois       60606
     (Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code:  1-800-338-2550

    Heidi J. Walter               Cameron S. Avery
    Vice-President and Secretary  Bell, Boyd & Lloyd
    Stein Roe Municipal Trust     Three First National Plaza
    One South Wacker Drive        70 W. Madison Street, Suite 3300
    Chicago, Illinois  60606      Chicago, Illinois  60602
           (Name and Address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on November 1, 1998 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

Registrant has elected to register pursuant to Rule 24f-2 an indefinite number of shares of beneficial interest of the following series: Stein Roe Intermediate Municipals Fund, Stein
Roe Municipal Money Market Fund, Stein Roe Managed Municipals
Fund, and Stein Roe High-Yield Municipals Fund.

This amendment to the Registration Statement has also been signed by SR&F Base Trust as it relates to Stein Roe Municipal
Money Market Fund and Stein Roe High-Yield Municipals Fund.


                     STEIN ROE MUNICIPAL TRUST
                      CROSS REFERENCE SHEET
ITEM
 NO.   CAPTION
----   -------
                              PART A
1      Front cover
2      Fee Table; Summary
3 (a)  Financial Highlights
  (b)  Inapplicable
  (c)  Investment Return
  (d)  Financial Highlights
4 Organization and Description of Shares; The Funds; Investment Policies; Portfolio Investments and Strategies; Investment Restrictions; Investment Considerations and Risks; Summary--Investment Risks
5 (a)  Management--Trustees and Investment Adviser
  (b)  Management--Trustees and Investment Adviser,
       Fees and Expenses
  (c)  Management--Portfolio Managers
  (d)  Inapplicable
  (e)  Management--Transfer Agent
  (f)  Management--Fees and Expenses; Financial Highlights; Fee
       Table
  (g)  Inapplicable
5A     Inapplicable
6 (a) Organization and Description of Shares; see statement of additional information: General Information and History
  (b)  Inapplicable
  (c)  Organization and Description of Shares
  (d)  Organization and Description of Shares
  (e)  Summary
  (f)  Shareholder Services; Distributions and Income Taxes
  (g)  Distributions and Income Taxes
  (h)  Master Fund/Feeder Fund: Structure and Risk Factors
7      How to Purchase Shares
  (a)  Management of the Funds--Distributor
  (b)  How to Purchase Shares--Purchase Price and Effective Date;
       Net Asset Value
  (c)  Inapplicable
  (d)  How to Purchase Shares
  (e)  Inapplicable
  (f)  Inapplicable
  (g)  Inapplicable
8 (a)  How to Redeem Shares; Shareholder Services
  (b)  How to Purchase Shares--Purchases Through Third Parties
  (c)  How to Redeem Shares--General Redemption Policies
  (d)  How to Redeem Shares--General Redemption Policies
9      Inapplicable

                              PART B
10     Cover page
11     Table of Contents
12     General Information and History
13 Investment Policies; Portfolio Investments and Strategies; Investment Restrictions
14     Management
15(a)  Inapplicable
  (b)  Principal Shareholders
  (c)  Principal Shareholders
16(a)  Investment Advisory Services; Management; see prospectus:
       Management, Fee Table
  (b)  Investment Advisory Services
  (c)  Inapplicable
  (d)  Investment Advisory Services
  (e)  Inapplicable
  (f)  Inapplicable
  (g)  Inapplicable
  (h)  Custodian; Independent Auditors
  (i)  Transfer Agent
17(a)  Portfolio Transactions
  (b)  Inapplicable
  (c)  Portfolio Transactions
  (d)  Portfolio Transactions
  (e)  Inapplicable
18     General Information and History
19(a) Purchases and Redemptions; see prospectus: How to Purchase Shares, How to Redeem Shares, Shareholder Services
  (b) Purchases and Redemptions; Additional Information on Net Asset Value--Municipal Money Fund and Municipal Money Portfolio; see prospectus: Net Asset Value
  (c)  Purchases and Redemptions
20 Additional Income Tax Considerations; Portfolio Investments and Strategies--Taxation of Options and Futures
21(a)  Distributor
  (b)  Inapplicable
  (c)  Inapplicable
22     Investment Performance
23     Financial Statements

                                    PART C
24     Financial Statements and Exhibits
25     Persons Controlled By or Under Common Control with
       Registrant
26     Number of Holders of Securities
27     Indemnification
28     Business and Other Connections of Investment Adviser
29     Principal Underwriters
30     Location of Accounts and Records
31     Management Services
32     Undertakings

Prospectus  Nov. 1, 1998


Stein Roe Mutual Funds

Stein Roe Municipal Money Market Fund
Stein Roe Intermediate Municipals Fund
Stein Roe Managed Municipals Fund
Stein Roe High-Yield Municipals Fund


     Municipal Money Fund seeks maximum current income exempt from federal income tax. It attempts to maintain relative stability of principal and liquidity by investing principally in a diversified portfolio of short-term Municipal Securities.

     Intermediate Municipals Fund seeks a high current yield exempt from federal income tax, consistent with the preservation of capital. It invests primarily in a diversified portfolio of intermediate-term Municipal Securities.

     Managed Municipals Fund seeks a high level of current income exempt from federal income tax, consistent with the preservation of capital. It invests primarily in a diversified portfolio of long-term Municipal Securities.

     High-Yield Municipals Fund seeks a high current yield exempt from federal income tax. It invests principally in a diversified portfolio of long-term medium- or lower-quality Municipal
Securities, which may involve greater risk.  (See Investment
Policies-High-Yield Municipals Fund.)


     Each of Municipal Money Fund and High-Yield Municipals Fund seeks to achieve its objective by investing all of its net investable assets in a corresponding Portfolio of SR&F Base Trust that has the identical investment objective and substantially the same investment policies as the Fund. The investment experience of Municipal Money Fund and High-Yield Municipals Fund will correspond to that of their respective Portfolios. (See Master Fund/Feeder Fund: Structure and Risk Factors.)

     Each Fund is a "no-load" fund. There are no sales or redemption charges, and the Funds have no 12b-1 plans. The Funds are series of Stein Roe Municipal Trust and the Portfolios are series of SR&F Base Trust. Each trust is an open-end management investment company. This prospectus contains information you should know before investing in the Funds. Please read it carefully and retain it for future reference.


     Municipal Money Fund is a money market fund, and attempts to maintain its net asset value at $1.00 per share. Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

     High-Yield Municipals Fund may invest up to 100% of its total net assets in lower-rated municipal bonds, commonly known as "junk bonds." These bonds are subject to a greater risk with regard to payment of interest and return of principal than higher-rated bonds. Investors should carefully consider the risks associated with junk bonds before investing. (See Risks and Investment Considerations.)


     A Statement of Additional Information dated Nov. 1, 1998, containing more detailed information, has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated herein by reference. That information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC is available at the SEC's website, www.sec.gov. This prospectus is also available electronically by using Stein Roe's Internet address: www.steinroe.com. You can get a free paper copy of the prospectus, the Statement of Additional Information, and the most recent financial statements by calling 800-338-2550 or by writing to Stein Roe Funds, Suite 3200, One South Wacker Drive, Chicago, Illinois 60606.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
                                        Page
Summary...................................3
Fee Table ................................6
Financial Highlights .....................7
The Funds ................................9
Investment Policies......................10
   Municipal Money Fund..................10
   Intermediate Municipals ..............11
   Managed Municipals ...................12
   High-Yield Municipals Fund............12
Portfolio Investments and Strategies.....13
Investment Restrictions..................16
Risks and Investment Considerations .....17
How to Purchase Shares ..................19
   By Check .............................19
   By Wire ..............................20
   By Electronic Transfer ...............20
   By Exchange ..........................21
   Conditions of Purchase ...............21
   Purchases Through Third Parties.......21
   Purchase Price and Effective Date.....21
How to Redeem Shares.....................22
   By Written Request ...................22
   By Exchange ..........................22
   Special Redemption Privileges ........22
   General Redemption Policies ..........24
Shareholder Services ....................25
Net Asset Value .........................27
Distributions and Income Taxes...........28
Investment Return .......................29
Management...............................30
Organization and Description of Shares...32
Master Fund/Feeder Fund: Structure
   and Risk Factors......................33
Appendix-Ratings.........................35
Certificate of Authorization ............42

SUMMARY


Stein Roe Municipal Money Market Fund ("Municipal Money Fund"), Stein Roe Intermediate Municipals Fund ("Intermediate Municipals"), Stein Roe Managed Municipals Fund ("Managed Municipals"), and Stein Roe High-Yield Municipals Fund ("High-Yield Municipals Fund") are series of Stein Roe Municipal Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. Each Fund is a "no-load" fund. There are no sales or redemption charges. (See The Funds and Organization and Description of Shares.) This prospectus is not a solicitation in any jurisdiction in which shares of the Funds are not qualified for sale.


Investment Objectives and Policies. Each Fund seeks a high level of current income that is exempt from federal income tax by investing in various types of Municipal Securities. (See
Portfolio Investments and Strategies.)

Municipal Money Fund invests all of its net investable assets in SR&F Municipal Money Market Portfolio ("Municipal Money
Portfolio"), which invests in a diversified portfolio of securities in accordance with an investment objective identical and investment policies substantially similar to those of Municipal Money Fund.

     Municipal Money Portfolio seeks current income exempt from federal income tax by investing principally in "short-term" Municipal Securities. In pursuing that objective, Municipal Money Portfolio attempts to maintain relative stability of principal and liquidity. Although there can be no assurance that either Municipal Money Portfolio or Municipal Money Fund will always be able to do so, each of them follows procedures that are intended to afford a reasonable expectation that its price per share will be stabilized at $1.00. Municipal Money Portfolio invests primarily in Municipal Securities rated within the top two grades assigned by Moody's or S&P, except for certain types of issues which must carry the highest rating. Municipal Money Portfolio may also invest in unrated securities that, in the opinion of the Board of Trustees, are at least equal in quality to the foregoing ratings.


Intermediate Municipals seeks a high current yield exempt from federal income tax, consistent with the preservation of capital, by investing primarily in "intermediate-term" Municipal Securities. At least 75% of the Fund's investments in Municipal Securities will be (i) rated at the time of purchase within the three highest ratings by Moody's, S&P or Fitch IBCA (except that if the Fund relies on ratings by S&P for municipal notes, such notes must be within the two highest ratings); (ii) if unrated, of comparable quality as determined by the Adviser; or (iii) backed by the full faith and credit or guarantee of the U.S. Government.

Managed Municipals seeks a high level of current income that is exempt from federal income tax, consistent with the preservation of capital, by investing primarily in long-term Municipal Securities. At least 75% of the Fund's investments in Municipal Securities will be (i) rated at the time of purchase within the three highest ratings assigned by Moody's, S&P or Fitch IBCA (except that if the Fund relies on ratings by S&P for municipal notes, such notes must be within the two highest ratings for such securities); or (ii) backed by the full faith and credit or guarantee of the U.S. Government.


High-Yield Municipals Fund invests all of its net investable assets in SR&F High-Yield Municipals Portfolio, which seeks a high current yield exempt from federal income tax by investing principally in long-term, medium- or lower-quality Municipal Securities. Medium-quality Municipal Securities are obligations of issuers that the Adviser believes possess adequate, but not outstanding, capacities to service the obligations. Lower-quality Municipal Securities are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds." The Adviser attributes to medium- and lower-quality obligations the same general characteristics as do rating services. Because many issuers of medium- and lower-quality Municipal Securities choose not to have their obligations rated by a rating agency, many of the obligations in the investment portfolio may be unrated. The market for unrated securities is usually less broad than for rated obligations, which could adversely affect their marketability.

Investment Risks. The risks inherent in each Fund depend primarily upon the maturity and quality of the obligations in their respective portfolios, as well as on market conditions. Municipal Money Fund is designed for investors who seek little or no fluctuation in portfolio value. Intermediate Municipals is appropriate for investors who seek more tax-exempt income than is usually available from tax-exempt money funds and who can accept some fluctuation in portfolio value. Managed Municipals is appropriate for investors who seek higher tax-exempt income than normally provided by shorter-term tax-exempt securities and who can accept the greater portfolio fluctuation associated with long-term Municipal Securities. High-Yield Municipals Fund is designed for investors who seek a high level of tax-exempt income and who can accept still greater fluctuation in portfolio value and other risks, such as increased credit risk, associated with medium- or lower-quality long-term Municipal Securities. See Risks and Investment Considerations for further information.

     Each Fund and Portfolio may invest in Municipal Securities the interest on which is subject to the alternative minimum tax. For a more detailed discussion of the investment objectives and policies, please see Investment Policies. There is, of course, no assurance that any Fund or Portfolio will achieve its investment objective.

Purchases. The minimum initial investment for each Fund is $2,500, and additional investments must be at least $100 (only $50 for purchases by electronic transfer). Lower initial investment minimums apply to UGMAs and automatic investment plans. Shares may be purchased by check, by bank wire, by electronic transfer, or by exchange from another no-load Stein Roe Fund. For more detailed information, see How to Purchase Shares.

Redemptions. For information on redeeming Fund shares, including the special redemption privileges, see How to Redeem Shares.

Distributions. Dividends are declared each business day and are paid monthly. Dividends will be reinvested in additional Fund shares unless you elect to have them paid in cash, deposited by electronic transfer into your bank account, or invested in shares of another no-load Stein Roe Fund. (See Distributions and Income Taxes and Shareholder Services.)

Management and Fees. Stein Roe & Farnham Incorporated (the "Adviser") provides investment advisory services to Intermediate Municipals, Managed Municipals, High-Yield Municipals Portfolio, and Municipal Money Portfolio. In addition, it provides administrative and bookkeeping and accounting services to each Fund and each Portfolio. For a description of the Adviser and the fees it receives for these services, see Management.

     If you have any additional questions about the Funds, please feel free to discuss them with a Stein Roe account representative by calling 800-338-2550.

FEE TABLE
                                                            High-
                                Muni-   Inter-              Yield
                                cipal   mediate             Muni-
                                Money   Muni-   Managed     cipals
                                Fund    cipals  Municipals  Fund
                                -----   ------  ----------  ------
Shareholder Transaction Expenses
Sales Load Imposed on Purchases  None   None    None        None
Sales Load Imposed on Reinvested
   Dividends                     None   None    None        None
Deferred Sales Load              None   None    None        None
Redemption Fees*                 None   None    None        None
Exchange Fees                    None   None    None        None

Annual Fund Operating Expenses
  (after fee waiver in the case
  of Municipal Money Fund and
  Intermediate Municipals;
  as a percentage of average
  net assets)

Management and Administrative
  Fees (after fee waiver in the
  case of Municipal Money Fund
  and Intermediate Municipals)  0.34%   0.46%   0.52%       0.55%
12b-1 Fees                      None    None    None        None
Other Expenses                  0.36%   0.24%   0.20%       0.20%
                                -----   -----   -----       -----
Total Fund Operating Expenses   0.70%   0.70%   0.72%       0.75%
                                =====   =====   =====       =====
____________________
*There is a $7.00 charge for wiring redemption proceeds to your bank. A fee of $5.00 per quarter may be charged for accounts that fall below stated minimums. (See How to Redeem Shares-General Redemption Policies.)


Examples. You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:


                          1 year  3 years  5 years  10 years
                          ------  -------  -------  --------
Municipal Money Fund        $7      $22      $39      $87
Intermediate Municipals      7       22       39       87
Managed Municipals           7       23       40       89
High-Yield Municipals Fund   8       24       42       93


     The purpose of the Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in a Fund. The information in the table is based upon actual expenses incurred in the last fiscal year.


     From time to time, the Adviser may voluntarily waive a portion of its fees payable by a Fund. The Adviser has agreed to voluntarily waive such fees for Municipal Money Fund and Intermediate Municipals to the extent that either Fund's ordinary operating expenses exceed .7 of 1% of its annual average net assets through Oct. 31, 1999, subject to earlier review and possible termination by the Adviser on 30 days' notice to the Fund. Any such reimbursement will lower a Fund's overall expense ratio and increase its overall return to investors. Absent such expense undertaking, Management and Administrative Fees and Total Fund Operating Expenses would have been 0.50% and 0.86% for Municipal Money Fund and 0.57% and 0.81% for Intermediate Municipals, respectively.


     Each Fund participating in the master fund/feeder fund structure ("feeder fund") pays the Adviser an administrative fee based on the Fund's average daily net assets and each Portfolio pays the Adviser a management fee based on its average daily net assets. The expenses of both the feeder funds and the Portfolios are summarized in the Fee Table and are described under Management. Each feeder fund will bear its proportionate share of the fees and expenses of the corresponding Portfolio. The trustees of the Trust have considered whether the annual operating expenses of each feeder fund, including its proportionate share of the expenses of the Portfolio, would be more or less than if the feeder fund invested directly in the securities held by the Portfolio. The trustees concluded that the feeder funds' expenses would not be greater in such case.

     For purposes of the Examples above, the figures assume that the percentage amounts listed for the respective Funds under Annual Fund Operating Expenses remain the same during each of the periods; that all income dividends and capital gains distributions are reinvested in additional Fund shares; and that, for purposes of fee breakpoints, the Funds' respective net assets remain at the same levels as in the most recently completed fiscal year.

     The figures in the Examples are not necessarily indicative of past or future expenses, and actual expenses may be greater or less than those shown. Although information such as that shown in the Examples and Fee Table is useful in reviewing the Funds' expenses and in providing a basis for comparison with other mutual funds, it should not be used for comparison with other investments using different assumptions or time periods.

FINANCIAL HIGHLIGHTS

The following tables reflect the results of operations of the Funds on a per-share basis for the periods shown and have been audited by Ernst & Young LLP, independent auditors. These tables should be read in conjunction with the respective Fund's financial statements and notes thereto. The Funds' annual report, which may be obtained from the Trust without charge upon request, contains additional performance information.


Municipal Money Fund

                                                 Years Ended June 30,
                     1989     1990     1991     1992     1993     1994     1995     1996     1997    1998
                    ------   ------   ------   ------   ------   ------   ------   ------   ------  ------
Net Asset Value,
  Beginning of
  Period            $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000  $1.000
                    ------   ------   ------   ------   ------   ------   ------   ------   ------  ------
Net investment
  income              .056     .054     .046     .032     .020     .019     .030     .031     .030    .031
Distributions from
  net investment
  income             (.056)   (.054)   (.046)   (.032)   (.020)   (.019)   (.030)   (.031)   (.030)  (.031)
                    ------   ------   ------   ------   ------   ------   ------   ------   ------  ------
Net Asset Value,
  End of Period     $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000  $1.000
                    ======   ======   ======   ======   ======   ======   ======   ======   ======  ======
Ratio of expenses
  to average net
  assets (a)         0.67%    0.67%    0.68%    0.70%    0.70%    0.70%    0.70%    0.70%    0.70%   0.70%
Ratio of net in-
  vestment income
  to average net
  assets (b)         5.57%    5.40%    4.66%    3.19%    1.96%    1.88%    2.96%    3.09%    2.98%   3.06%
Total return (b)     5.74%    5.52%    4.74%    3.25%    1.97%    1.90%    3.02%    3.13%    3.04%   3.10%
Net assets, end of
 period (000
 omitted)         $254,261 $255,953 $237,403 $199,037 $195,887 $165,820 $146,704 $120,432 $118,424 $115,279

Intermediate Municipals

                                                 Years Ended June 30,
                     1989     1990    1991     1992     1993     1994     1995     1996     1997    1998
                    ------  ------   ------   ------   ------   ------   ------   ------   ------   ------
Net Asset Value,
  Beginning of
  Period            $10.43  $10.50   $10.54   $10.73   $11.06   $11.57   $11.00   $11.16   $11.22   $11.38
                    ------  ------   ------   ------   ------   ------   ------   ------   ------   ------
Income from Invest-
  ment Operations
Net investment
  income               .62     .63      .62      .57      .54      .53      .53      .55      .55      .54
Net realized and
  unrealized gains
  (losses) on invest-
  ments                .07     .07      .22      .50      .63     (.39)     .16      .06      .22      .22
                    ------  ------   ------   ------   ------   ------   ------   ------   ------   ------
Total from investment
  operations           .69     .70      .84     1.07     1.17      .14      .69      .61      .77      .76
Distributions
Net investment income (.62)   (.63)    (.62)    (.57)    (.54)    (.53)    (.53)    (.55)    (.55)    (.54)
Net realized gains       -    (.03)    (.03)    (.17)    (.12)    (.17)       -        -     (.06)    (.03)
In excess of realized
  gains                  -       -        -        -        -     (.01)       -        -        -        -
                    ------  ------   ------   ------   ------   ------   ------   ------   ------   ------
Total distributions   (.62)   (.66)    (.65)    (.74)    (.66)    (.71)    (.53)    (.55)    (.61)    (.57)
                    ------  ------   ------   ------   ------   ------   ------   ------   ------   ------
Net Asset Value,
  End of Period     $10.50  $10.54   $10.73   $11.06   $11.57   $11.00   $11.16   $11.22   $11.38   $11.57
                    ======  ======   ======   ======   ======   ======   ======   ======   ======   ======
Ratio of net
  expenses to
  average net
  assets (a)         0.80%   0.80%    0.80%    0.79%    0.72%    0.71%    0.74%    0.70%    0.70%     0.70%
Ratio of net invest-
  ment income to
  average net
  assets (b)         5.96%   5.96%    5.79%    5.23%    4.79%     .63%    4.94%    4.82%    4.84%     4.70%
Portfolio turnover
  rate                 83%    141%      96%     109%      96%      55%      67%      66%      44%       29%
Total return (b)     6.85%   6.85%    8.18%   10.31%   10.92%    1.16%    6.59%    5.47%    7.07%     6.84%
Net assets, end of
  period (000s
  omitted)         $91,304 $98,918 $118,651 $165,401 $245,441 $238,053 $212,489 $204,726 $196,006  $195,651

Managed
Municipals

                                                 Years Ended June 30,
                     1989     1990     1991     1992     1993     1994     1995     1996     1997    1998
                    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Net Asset Value,
  Beginning of
  Period            $ 8.61   $ 9.02   $ 8.71   $ 8.85   $ 9.11   $ 9.38   $ 8.70   $ 8.79   $ 8.85   $ 9.11
                    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Income from Invest-
  ment Operations
Net investment
  income               .61      .59      .56      .55      .52      .50      .51      .48      .48      .48
Net realized and
  unrealized gains
  (losses) on
  investments          .44     (.06)     .19      .46      .42     (.51)     .09      .06      .26      .27
                    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Total from investment
  operations          1.05      .53      .75     1.01      .94     (.01)     .60      .54      .74      .75
Distributions
Net investment
  income              (.61)    (.59)    (.56)    (.55)    (.52)    (.50)    (.51)    (.48)    (.48)   (.48)
Net realized gains    (.03)    (.25)    (.05)    (.20)    (.15)    (.11)       -        -        -        -
In excess of realized
  gains                  -        -        -        -        -     (.06)       -        -        -        -
                    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Total distributions   (.64)    (.84)    (.61)    (.75)    (.67)    (.67)    (.51)    (.48)    (.48)   (.48)
                    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Net Asset Value,
  End of Period     $ 9.02   $ 8.71   $ 8.85   $ 9.11   $ 9.38   $ 8.70   $ 8.79   $ 8.85   $ 9.11   $ 9.38
                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Ratio of net
  expenses to
  average net assets 0.65%    0.66%    0.66%    0.64%    0.64%    0.65%    0.65%    0.72%    0.73%    0.72%
Ratio of net invest-
  ment income to
  average net assets 7.00%    6.66%    6.39%    6.17%    5.65%    5.45%    5.85%    5.41%    5.31%    5.14%
Portfolio turnover
  rate                102%      95%     203%      94%      63%      36%      33%      40%      16%      12%
Total return        12.69%    6.15%    8.92%   11.95%   10.79%   (0.29%)   7.12%    6.24%    8.56%    8.37%
Net assets, end of
  period (000
  omitted)        $514,898 $584,081 $655,930 $725,472 $776,694 $687,252 $629,730 $606,359 $582,366 $583,138

High-Yield Municipals Fund

                                                 Years Ended June 30,
                     1989     1990     1991     1992     1993     1994     1995     1996     1997    1998
                    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Net Asset Value,
  Beginning of
  Period            $11.37   $11.97   $11.78   $11.79   $11.83   $11.84   $11.06   $11.31   $11.40   $11.67
                    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Income from Invest-
  ment Operations
Net investment
  income               .88      .85      .82      .80      .71      .67      .66      .67      .72      .65
Net realized and
  unrealized gains
  (losses) on
  investments          .63      .02      .17      .22      .18     (.54)     .25      .09      .27      .30
                    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Total from invest-
  ment operations     1.51      .87      .99     1.02      .89      .13      .91      .76      .99      .95
Distributions
Net investment
  income              (.88)    (.85)    (.82)    (.80)    (.71)    (.67)    (.66)    (.67)    (.72)   (.65)
Net realized gains    (.03)    (.21)    (.16)    (.18)    (.17)    (.17)       -        -        -        -
In excess of realized
  gains                  -        -        -        -        -     (.07)       -        -        -        -
                    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Total distributions   (.91)   (1.06)    (.98)    (.98)    (.88)    (.91)    (.66)    (.67)    (.72)   (.65)
Net Asset Value,
  End of Period     $11.97   $11.78   $11.79   $11.83   $11.84   $11.06   $11.31   $11.40   $11.67   $11.97
                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Ratio of net ex-
  penses to average
  net assets         0.73%    0.71%    0.71%    0.69%    0.73%    0.76%    0.86%    0.85%    0.77%    0.75%
Ratio of net invest-
  ment income to
  average net assets 7.54%    7.22%    7.00%    6.75%    6.04%    5.76%    5.98%    5.86%    6.20%    5.48%
Portfolio turnover
  rate                208%     261%     195%      88%      75%      36%      23%      34%      11%    8%(c)
Total return        13.79%    7.59%    8.79%    9.01%    7.88%    0.95%    8.54%    6.83%    8.91%    8.32%
Net assets, end of
  period (000
  omitted)        $277,620 $310,582 $373,948 $410,613 $359,103 $308,181 $281,155 $282,956 $306,070 $341,780

--------------------
(a) If the Funds had paid all of their expenses and there had been no reimbursement of expenses by the Adviser, these ratios would have been: for Municipal Money Fund, 0.78%, 0.84%, 0.86% and 0.86% for the years ended June 30, 1995 through 1998, respectively; and for Intermediate Municipals, 0.82%, 0.81% and 0.81% for the years ended June 30, 1989 through 1991, respectively, and 0.76%, 0.81%, 0.82% and 0.81% for the years ended June 30, 1995 through 1998.
(b) Computed giving effect to the Adviser's fee waiver.
(c) Prior to commencement of operations of the Portfolio.


THE FUNDS

The mutual funds offered by this prospectus are Stein Roe Municipal Money Market Fund ("Municipal Money Fund"), Stein Roe Intermediate Municipals Fund ("Intermediate Municipals"), Stein Roe Managed Municipals Fund ("Managed Municipals"), and Stein Roe High-Yield Municipals Fund ("High-Yield Municipals Fund") (collectively, the "Funds"). Each of the Funds is a no-load "mutual fund." Mutual funds sell their own shares to investors and invest the proceeds in a portfolio of securities. A mutual fund allows you to pool your money with that of other investors in order to obtain professional investment management. Mutual funds generally make it possible for you to obtain greater diversification of your investments and simplify your recordkeeping. The Funds do not impose commissions or charges when shares are purchased or redeemed.


     The Funds are series of Stein Roe Municipal Trust (the "Trust"), an open-end management investment company which is authorized to issue shares of beneficial interest in separate series. Each series represents interests in a separate portfolio of securities and other assets, with its own investment objectives and policies.

     Stein Roe & Farnham Incorporated (the "Adviser") provides investment advisory, administrative, and accounting and bookkeeping services to the Funds and the Portfolios. The Adviser also manages several other mutual funds with different investment objectives, including international funds, equity funds, taxable bond funds, and money market funds. To obtain prospectuses and other information on any of those mutual funds, please call 800-338-2550.

     On Sept. 28, 1995 and Feb. 2, 1998, respectively, Municipal Money Fund and High-Yield Municipals Fund became "feeder funds"- that is, each invested all of its respective assets in a "master fund" that has an investment objective identical to that of the Fund. Each master fund is a series of SR&F Base Trust; each master fund is referred to as a "Portfolio." Prior to converting to a feeder fund, each Fund had invested its assets in a diversified group of securities. Under the "master fund/feeder fund structure," a feeder fund and one or more other feeder funds pool their assets in a master portfolio that has the same investment objective and substantially the same investment policies as the feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. The assets of each Portfolio are managed by the Adviser in the same manner as the assets of the feeder fund were managed before conversion to the master fund/feeder fund structure. Managed Municipals and Intermediate Municipals may at some time in the future convert to the master fund/feeder fund structure; such change would be made only if the trustees determine it to be in the best interests of a Fund and its shareholders. (For more information, see Master Fund/Feeder Fund: Structure and Risk Factors.)


INVESTMENT POLICIES

Each Fund seeks a high level of current income that is exempt from federal income tax by investing in Municipal Securities (described under Portfolio Investments and Strategies below), consistent with specified maturity and quality standards that differ among the Funds. Each Fund will invest as described in the section below and also may employ the investment techniques described elsewhere in this prospectus.

Municipal Money Fund. Municipal Money Fund seeks maximum current income exempt from federal income tax by investing principally in a diversified portfolio of "short-term" Municipal Securities. Municipal Money Fund seeks to achieve its objective by investing all of its net investable assets in SR&F Municipal Money Market Portfolio ("Municipal Money Portfolio"), which has the identical investment objective.

     In pursuing that objective, Municipal Money Portfolio attempts to maintain relative stability of principal and liquidity. Generally, "short-term" securities are those with remaining maturities of no more than thirteen months. Although there can be no assurance that it will always be able to do so, Municipal Money Portfolio follows procedures that its Board of Trustees believes are reasonably designed to stabilize its price per share at $1.00. These procedures and the definition of "short-term" are described in detail in the Statement of Additional Information.

     It is a fundamental policy /1/ that normally at least 80% of Municipal Money Portfolio's investments will produce income that is exempt from federal income tax, except for periods that the Adviser believes require a defensive position /2/ for the protection of shareholders.
--------------
/1/ A fundamental policy may be changed only with the approval of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.
/2/ A defensive position is one that temporarily reduces exposure to anticipated adverse market changes.
--------------

     Municipal Money Portfolio may invest in Municipal Securities that, at the time of purchase, are rated within the two highest ratings assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), except that if it relies on ratings by Moody's for municipal commercial paper or ratings by S&P for short-term municipal notes, such securities must carry the highest rating assigned by the respective rating service. /3/ Municipal Money Portfolio may also invest in unrated securities that, in the opinion of its Board of Trustees, are at least equal in quality to the foregoing ratings. Municipal Money Portfolio also may invest in [i] securities backed by the full faith and credit of the U.S. Government or [ii] securities as to which payment of principal and interest is collateralized by an escrow of securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities ["U.S. Government Securities"]. The policies described in the preceding three sentences (except for the portions in brackets) are fundamental policies. In accordance with SEC Rule 2a-7 under the Investment Company Act, each security in which Municipal Money Portfolio invests will be U.S. dollar denominated and (i) rated (or be issued by an issuer that is rated with respect to its short-term debt) within the two highest rating categories for short-term debt by at least two nationally recognized statistical rating organizations ("NRSRO") or, if rated by only one NRSRO, rated within the two highest rating categories by that NRSRO, or, if unrated, determined by or under the direction of the Board of Trustees to be of comparable quality, and (ii) determined by or under the direction of the Board of Trustees to present minimal credit risks.
---------------
/3/ For a description of Moody's, S&P and Fitch ratings, see the
Appendix.   All references to ratings apply to any ratings adopted
in the future by a rating service that are determined by the Board of Trustees to be equivalent to current ratings. In addition, rating modifiers showing relative standing within a rating category do not affect whether a security is eligible for purchase.
---------------

Intermediate Municipals. This Fund seeks a high current yield exempt from federal income tax, consistent with the preservation of capital, by investing primarily in a diversified portfolio of "intermediate-term" Municipal Securities. Normally, at least 65% of the Fund's assets will be invested in Municipal Securities with a maturity of ten years or less (including Municipal Securities with longer maturities, but under which the holder is entitled to receive, upon demand at a stated time within ten years, the entire principal and accrued interest). In addition, the Fund's portfolio is expected to have a dollar-weighted average maturity of between three and ten years.

     It is a fundamental policy that normally at least 80% of the Fund's investments will produce income that is exempt from federal income tax, except during periods that the Adviser believes require a temporary defensive position for the protection of shareholders.


     At least 75% of the Fund's investments in Municipal Securities will be (i) rated at the time of purchase within the three highest ratings by Moody's, S&P or Fitch IBCA (except that if the Fund relies on ratings by S&P for municipal notes, such notes must be within the two highest ratings); (ii) if unrated, of comparable quality as determined by the Adviser; or (iii) backed by the U.S. Government or by an agency or instrumentality of the U.S. Government or by U.S. Government Securities. The Fund may also invest up to 25% of its assets in other Municipal Securities without any minimum credit quality requirement, including those for which a limited market may exist, which normally involve greater risk of loss of principal or income and higher yield.


Managed Municipals. This Fund seeks a high level of current income that is exempt from federal income tax, consistent with the preservation of capital, by investing in a diversified portfolio of Municipal Securities. The Fund invests primarily in long-term Municipal Securities (generally maturing in more than ten years) but may also invest in shorter-term securities as a temporary defensive move.

     It is a fundamental policy that the Fund's assets will be invested so that at least 80% of its income will be exempt from federal income tax, except during periods in which the Adviser believes a temporary defensive position is advisable.


     At least 75% of the Fund's investments in Municipal Securities will be (i) rated at the time of purchase within the three highest ratings assigned by Moody's, S&P or Fitch IBCA (except that if the Fund relies on ratings by S&P for municipal notes, such notes must be within the two highest ratings for such securities); or (ii) backed by the U.S. Government, by an agency or instrumentality of the U.S. Government or by U.S. Government Securities. The Fund may also invest up to 25% of its assets in other Municipal Securities without any minimum credit quality requirement, including those for which a limited market may exist, which normally involve greater risk of loss of principal or income and higher yield.


High-Yield Municipals Fund. This Fund seeks a high current yield exempt from federal income tax by investing primarily in a diversified portfolio of Municipal Securities. High-Yield Municipals Fund invests all of its net investable assets in SR&F High-Yield Municipals Portfolio ("High-Yield Municipals Portfolio"), which has the identical investment objective. High-Yield Municipals Portfolio invests principally in long-term (generally maturing in more than ten years) medium- or lower-quality Municipal Securities bearing a high rate of interest income; possible capital appreciation is of secondary importance.

     It is a fundamental policy that normally the assets will be invested so that at least 80% of its gross income will be derived from securities the interest on which is exempt from federal income tax in the opinion of counsel for the issuers of such securities, except during periods in which the Adviser believes a temporary defensive position is advisable.

     Medium-quality Municipal Securities are obligations of issuers that the Adviser believes possess adequate, but not outstanding, capacities to service the obligations. Lower-quality Municipal Securities are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds." The lowest rating assigned by Moody's is for bonds that can be regarded as having extremely poor prospects of ever attaining any real investment standing. The Adviser attributes to medium- and lower-quality obligations the same general characteristics as do rating services. Because many issuers of medium- and lower-quality Municipal Securities choose not to have their obligations rated by a rating agency, many of the obligations in the investment portfolio may be unrated.

     Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt this market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

     Medium- and lower-quality debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and High-Yield Municipals Portfolio may have greater difficulty selling its portfolio securities.


     Although High-Yield Municipals Portfolio invests principally in medium- or lower-quality Municipal Securities, it may invest in Municipal Securities of higher quality when the Adviser believes it is appropriate to do so. High-Yield Municipals Portfolio may invest in debt obligations that are in default, but such obligations are not expected to exceed 10% of its assets.

     For the fiscal year ended June 30, 1998, the investment portfolio was invested, on average, as follows: AAA, 19.6%; AA, 10.0%; A, 21.4%; BBB, 21.7%; BB and below or unrated, 27.3%. The ratings are based on a dollar-weighted average, computed quarterly, and reflect the higher of S&P or Moody's ratings. The ratings do not necessarily reflect the current or future composition of High-Yield Municipals Portfolio.


PORTFOLIO INVESTMENTS AND STRATEGIES

For purposes of discussion under Portfolio Investments and Strategies, Investment Restrictions and Risks and Investment Considerations, the term "the Fund" refers to Municipal Money Fund, Municipal Money Portfolio, Intermediate Municipals, Managed Municipals, High-Yield Municipals Fund, and High-Yield Municipals Portfolio.

Municipal Securities. Municipal Securities are debt obligations issued by or on behalf of the governments of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is generally exempt from the regular federal income tax. Except with respect to Municipal Money Fund and Municipal Money Portfolio and subject to each Fund's investment policies described above, each Fund may invest in Municipal Securities rated with any credit rating below investment grade. Medium- and lower-quality Municipal Securities involve greater investment risk, as discussed above under Investment Policies-High-Yield Municipals Fund.

     The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. "General obligation" bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. "Revenue" bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue bonds, the credit quality of which is normally directly related to the credit standing of the industrial user involved. Municipal Securities may bear either fixed or variable rates of interest. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to minimize fluctuation in values of the instruments.

     Within the principal classifications of Municipal Securities, there are various types of instruments, including municipal bonds, municipal notes, municipal leases, custodial receipts, and participation certificates. Municipal notes include tax, revenue, and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal lease securities, and participation certificates therein, evidence certain types of interests in lease or installment purchase contract obligations of a municipal authority or other entity. Custodial receipts represent ownership in future interest or principal payments (or both) on certain Municipal Securities and are underwritten by securities dealers or banks. Some Municipal Securities may not be backed by the faith, credit, and taxing power of the issuer and may involve "non-appropriation" clauses, which provide that the municipal authority is not obligated to make lease or other contractual payments, unless specific annual appropriations are made by the municipality. Each Fund may invest more than 5% of its net assets in municipal bonds and notes, but does not expect to invest more than 5% of its net assets in the other Municipal Securities described in this paragraph. The Board is responsible for determining the credit quality of unrated municipal leases on an ongoing basis, including an assessment of the likelihood that such leases will not be cancelled.

     The Funds may also purchase Municipal Securities that are insured as to the timely payment of interest and principal. Such insured Municipal Securities may already be insured when purchased by a Fund or the Fund may purchase insurance in order to turn an uninsured Municipal Security into an insured Municipal Security.

     Some Municipal Securities are backed by (i) the full faith and credit of the U.S. Government; (ii) agencies or instrumentalities of the U.S. Government; or (iii) U.S. Government Securities.

     Except with respect to Municipal Securities with a demand feature acquired by Municipal Money Fund and Municipal Money Portfolio (see the definition of "short-term" in the Statement of Additional Information), if, after purchase by a Fund, an issue of Municipal Securities ceases to meet the required rating standards, if any, the Fund is not required to sell such security, but the Adviser would consider such an event in deciding whether the Fund should retain the security in its portfolio. In the case of Municipal Securities with a demand feature acquired by Municipal Money Fund or Municipal Money Portfolio, if the quality of such a security falls below the minimum level applicable at the time of acquisition, the Fund must dispose of the security, unless the Board of Trustees determines that it is in the best interests of the Fund and its shareholders to retain the security.

When-Issued and Delayed-Delivery Securities; Forward Commitments. Each Fund's assets may include securities purchased on a when-issued or delayed-delivery basis, and each Fund may purchase forward commitments. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Funds make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if it is deemed advisable for investment reasons. Securities purchased in this manner involve a risk of loss if the value of the security purchased declines before settlement date. The Funds may participate in an interfund lending program, subject to certain restrictions described in the Statement of Additional Information.

Private Placements. Each Fund may invest in securities that are purchased in private placements (including privately placed securities eligible for purchase and sale under Rule 144A of the Securities Act of 1933) and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when the Adviser believes it is advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value.

Standby Commitments. To facilitate portfolio liquidity, each Fund may obtain standby commitments when it purchases Municipal
Securities. A standby commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price on certain dates or within a specified period.

Participation Interests. Each Fund may also purchase participation interests or certificates of participation in all or part of specific holdings of Municipal Securities, including municipal lease obligations. Some participation interests, certificates of participation, and municipal lease obligations are illiquid and, as such, will be subject to the Funds' 10% limit on investments in illiquid securities, except High-Yield Municipals Portfolio, which is subject to a 15% limitation on investments in illiquid securities.

Short Sales Against the Box. A Fund may sell short securities it owns or has the right to acquire without further consideration, a technique called selling short "against the box." Short sales against the box may protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities should be wholly or partly offset by a corresponding gain in the short position. However, any potential gains in such securities should be wholly or partially offset by a corresponding loss in the short position. Short sales against the box may be used to lock in a profit on a security when, for tax reasons or otherwise, the Adviser does not want to sell the security. For a more complete explanation, please refer to the Statement of Additional Information.

Futures and Options. Intermediate Municipals, Managed Municipals, and High-Yield Municipals Portfolio each may purchase and write both call options and put options on securities and on indexes, and enter into interest rate and index futures contracts and options on such futures contracts in order to provide additional revenue, or to hedge against changes in security prices or interest rates. Each Fund may write a call or put option only if the option is covered. As the writer of a covered call option, the Fund foregoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option above the sum of the premium and the exercise price of the call. Because of low margin deposits required, the use of futures contracts involves a high degree of leverage, and may result in losses in excess of the amount of the margin deposit. Since there can be no assurance that a liquid market will exist when the Fund seeks to close out a position, these risks may become magnified.

Tender Option Bonds; Trust Receipts. Each Fund may purchase tender option bonds and trust receipts. A tender option bond is a Municipal Security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Securities and for other reasons. A Fund may invest up to 10% of net assets in tender option bonds and trust receipts.

INVESTMENT RESTRICTIONS


Each Fund and Portfolio is diversified as that term is defined in the Investment Company Act of 1940.


     No Fund will: (i) with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (except for obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities or repurchase agreements for such securities /4/; guarantees or letters of credit of a single guarantor may exceed this limit; see the Statement of Additional Information); or (ii) invest more than 25% of its total assets in securities of non-governmental issuers whose principal business activities are in the same industry. Notwithstanding these limitations, each Fund, but not a Portfolio, may invest all or substantially all of its assets in another investment company having the identical investment objective under a master fund/feeder fund structure.
--------------
/4/ Notwithstanding the foregoing, and in accordance with Rule 2a-7 of the Investment Company Act of 1940 (the "Rule"), Municipal Money Fund and Municipal Money Portfolio will not, immediately after the acquisition of any security (other than a Government Security or certain other securities as permitted under the Rule), invest more than 5% of its total assets in the securities of any one issuer; provided, however, that each may invest up to 25% of its total assets in First Tier Securities (as that term is defined in the Rule) of a single issuer for a period of up to three business days after the purchase thereof.
--------------


     Although no Fund may make loans, each may (1) purchase money market instruments and enter into repurchase agreements; (2) acquire publicly distributed or privately placed debt securities; and (3) participate in an interfund lending program with other Stein Roe Funds and Portfolios. A Fund may not borrow money, except for nonleveraging, temporary, or emergency purposes or in connection with participation in the interfund lending program. Neither the aggregate borrowings (including reverse repurchase agreements) nor aggregate loans at any one time may exceed 33 1/3% of the value of its total assets. (See, however, Risks and Investment Considerations.) Additional securities may not be purchased when borrowings, less proceeds receivable from sales of portfolio securities, exceed 5% of total assets.


     The restrictions described in the second and third paragraphs of this section are fundamental policies. All of the investment restrictions are set forth in the Statement of Additional
Information.

RISKS AND INVESTMENT CONSIDERATIONS

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. Although each Fund seeks to reduce risk by investing in a diversified portfolio, this does not eliminate all risk. The risks inherent in each Fund depend primarily upon the maturity and quality of the obligations in which the Fund invests, as well as on market conditions. A decline in prevailing levels of interest rates generally increases the value of securities in which a Fund invests, while an increase in rates usually reduces the value of those securities.

     Generally, high-quality, short-term obligations offer lower yields and less fluctuation in value than long-term, low-quality obligations. Consequently, Municipal Money Fund is designed for investors who seek little or no fluctuation in portfolio value. Intermediate Municipals is appropriate for investors who seek more tax-exempt income than is usually available from tax-exempt money funds and who can accept some fluctuation in portfolio value. Managed Municipals is appropriate for investors who seek higher tax-exempt income than normally provided by shorter-term tax-exempt securities and who can accept the greater portfolio fluctuation associated with long-term Municipal Securities. High-Yield Municipals Fund is designed for investors who seek a high level of tax-exempt income and who can accept still greater fluctuation in portfolio value and other risks, such as increased credit risk, associated with medium- and lower-quality long-term Municipal Securities.

     Although the Funds currently limit their investments in Municipal Securities to those the interest on which is exempt from the regular federal income tax, each Fund may invest up to 100% of its total assets in Municipal Securities the interest on which is subject to the federal alternative minimum tax. (See Distributions and Income Taxes.)

     Each Fund's objective is not fundamental and may be changed by the Board of Trustees without a vote of shareholders. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs. There can be no assurance that a Fund will achieve its objective, nor can a Fund assure that payments of interest and principal on portfolio obligations will be made when due. In seeking to attain its objective, a Fund may sell securities without regard to the period of time they have been held. As a result, the turnover rate may vary from year to year. A high rate of portfolio turnover may result in increased transaction costs and the realization of capital gains or losses.

     Each Fund may invest 25% or more of its assets in Municipal Securities that are related in such a way that an economic, business, or political development affecting one such security could also affect the other securities. For example, Municipal Securities the interest upon which is paid from revenues of similar-type projects, such as hospitals, utilities or housing, would be so related. Each Fund may invest 25% or more of its assets in industrial development bonds (subject to the concentration restrictions described in this prospectus under Investment Restrictions and in the Statement of Additional Information). Assets that are not invested in Municipal Securities may be held in cash or invested in short-term taxable investments./5/ Because Municipal Money Portfolio invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its net asset value.
-----------------
/5/ The policy expressed in this sentence is a fundamental policy of Municipal Money Fund, Municipal Money Portfolio, and Managed Municipals.
-----------------

High-Yield (High-Risk) Municipal Securities. High-Yield Municipals Portfolio may purchase high-yield Municipal Securities, commonly referred to as "junk bonds," which are Municipal Securities rated lower than investment grade. Although high-yield Municipal Securities generally offer higher yields than investment grade Municipal Securities with comparable maturities, high-yield Municipal Securities involve greater risks and their total return and yield can be expected to fluctuate more than those of investment grade Municipal Securities. High-yield Municipal Securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments, and are also subject to the risks associated with substantial market-price volatility resulting from changes in interest rates and economic conditions, as well as the possibility of default or bankruptcy. A real or perceived economic downturn or higher interest rates could cause a decline in the price of high-yield Municipal Securities. Some additional risks include the possibility that the Fund's interest in a high-yield Municipal Security could be subordinated to the prior claims of other creditors, and the tax or other advantages of high-yield Municipal Securities could be limited or restricted by Congress. High-yield Municipal Securities are thinly traded and can be more difficult to sell and value accurately than high-quality Municipal Securities. Successful investment in high-yield Municipal Securities involves greater investment risk and is highly dependent on the Adviser's credit analysis. Because reliable objective pricing data may not be readily available, the Adviser's judgment may play a greater role in the valuation process. Intermediate Municipals and Managed Municipals may also invest in high-yield Municipal Securities, but at least 75% of the total assets in each Fund must be invested in investment grade Municipal Securities.


Year 2000 Compliance. Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' Adviser, administrator, distributor and transfer agent ("Liberty Companies") are taking steps that they believe are reasonably designed to address the Year 2000 problem, including working with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. The Funds will not pay the cost of these modifications. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Funds will not be adversely affected.


HOW TO PURCHASE SHARES

You may purchase shares of any of the Funds by check, by wire, by electronic transfer, or by exchange from your account with another no-load Stein Roe Fund. The initial purchase minimum per Fund account is $2,500; the minimum for Uniform Gifts/Transfers to Minors Act ("UGMA") accounts is $1,000; and the minimum for accounts established under an automatic investment plan (i.e., Regular Investments, Dividend Purchase Option, or the Automatic Exchange Plan) is $1,000 for regular accounts and $500 for UGMA accounts. The initial purchase minimum is waived for shareholders who participate in the Stein Roe Counselor [service mark] program and for clients of the Adviser. Subsequent purchases must be at least $100, or at least $50 if you purchase by electronic transfer. (See Shareholder Services.)

By Check. To make an initial purchase of shares of a Fund by check, please complete and sign the application and mail it, together with a check made payable to Stein Roe Mutual Funds, to SteinRoe Services Inc., P.O. Box 8900, Boston, Massachusetts 02205. Participants in the Stein Roe Counselor [service mark] program should send orders to SteinRoe Services Inc., P.O. Box 803938, Chicago, Illinois 60680.

     You may make subsequent investments by submitting a check along with either the stub from your Fund account confirmation statement or a note indicating the amount of the purchase, your account number, and the name in which your account is registered. Money orders will not be accepted for initial purchases into new accounts. Credit card convenience checks will not be accepted for initial or subsequent purchases into your account. Each individual check submitted for purchase must be at least $100, and the Funds generally will not accept cash, drafts, third or fourth party checks, or checks drawn on banks outside of the United States. Should an order to purchase shares of a Fund be cancelled because your check does not clear, you will be responsible for any resulting loss incurred by that Fund.

By Wire. You also may pay for shares by instructing your bank to wire federal funds (monies of member banks within the Federal Reserve System) to the First National Bank of Boston. Your bank may charge you a fee for sending the wire. If you are opening a new account by wire transfer, you must first call 800-338-2550 to request an account number and furnish your Social Security or other tax identification number. Neither the Funds nor the Trust will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. Your bank must include the full name(s) in which your account is registered and your Fund account number, and should address its wire as follows:


First National Bank of Boston
Boston, Massachusetts
ABA Routing No. 011000390
Attention:  SteinRoe Services Inc.
Account No. 560-99696
Fund No. ___; Stein Roe _____ Fund
Account of (exact name(s) in registration)
Shareholder Account No. ________

Fund Numbers:
37-Managed Municipals Fund
30-Municipal Money Market Fund
28-High-Yield Municipals Fund
08-Intermediate Municipals Fund


Participants in the Stein Roe Counselor [service mark] program should address their wires as follows:


First National Bank of Boston
Boston, Massachusetts
ABA Routing No. 011000390
Attention:  SteinRoe Services Inc.
Account No. 560-99696
Fund No. ___; Stein Roe _____ Fund
Account of (exact name(s) in registration)
Counselor Account No. ________


By Electronic Transfer. You may also make subsequent investments by an electronic transfer of funds from your bank account. Electronic transfer allows you to make purchases at your request ("Special Investments") by calling 800-338-2550 or at prescheduled intervals ("Regular Investments") elected on your application. (See Shareholder Services.) Electronic transfer purchases are subject to a $50 minimum and a $100,000 maximum. You may not open a new account through electronic transfer. Should an order to purchase shares of a Fund be cancelled because your electronic transfer does not clear, you will be responsible for any resulting loss incurred by that Fund.

By Exchange. You may purchase shares by exchange of shares from another no-load Stein Roe Fund account either by phone (if the Telephone Exchange Privilege has been established on the account from which the exchange is being made), by mail, in person, or automatically at regular intervals (if you have elected the Automatic Exchange Privilege). Restrictions apply; please review the information under How to Redeem Shares-By Exchange.


Conditions of Purchase. Each purchase order for a Fund must be accepted by an authorized officer of the Trust or its authorized agent or designee and is not binding until accepted and entered on the books of that Fund. Once your purchase order has been accepted, you may not cancel or revoke it; you may, however, redeem the shares. The Trust reserves the right not to accept any purchase order that it determines not to be in the best interests of the Trust or of a Fund's shareholders. The Trust also reserves the right to waive or lower its investment minimums for any reason. The Trust does not issue certificates for shares.


Purchases Through Third Parties. You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). These Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by the Trust. There are no charges or limitations imposed by the Trust (other than those described in this prospectus) if shares are purchased (or redeemed) directly from the Trust.


     An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as authorized agent or designee of the Fund. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange and transmit those orders separately for execution at the net asset value next determined after that business day.


Purchase Price and Effective Date. Each purchase of a Fund's shares made directly with the Fund is made at that Fund's net asset value (see Net Asset Value) next determined after receipt of an order in good form, including receipt of payment as follows:

     A purchase by check or wire transfer is made at the net asset value next determined after the Fund receives the check or wire transfer of funds in payment of the purchase.

     A purchase by electronic transfer is made at the net asset value next determined after the Fund receives the electronic transfer from your bank. A Special Electronic Transfer Investment instruction received by telephone on a business day before 3:00 p.m., Central time, is effective on the next business day. Shares begin earning dividends on the day following the day on which they are purchased.


     Each purchase of Fund shares through an Intermediary that is an authorized agent or designee of the Trust for the receipt of orders is made at the net asset value next determined after the receipt of the order by the Intermediary.


HOW TO REDEEM SHARES

By Written Request. You may redeem all or a portion of your shares of a Fund by submitting a written request in "good order" to SteinRoe Services Inc., P.O. Box 8900, Boston, Massachusetts 02205. Participants in the Stein Roe Counselor [service mark] program should send redemption requests to SteinRoe Services Inc., P.O. Box 803938, Chicago, Illinois 60680. A redemption request will be considered to have been received in good order if the following conditions are satisfied:

(1) The request must be in writing, in English, and must indicate the number of shares or the dollar amount to be redeemed and identify the shareholder's account number;
(2) The request must be signed by the shareholder(s) exactly as the shares are registered;
(3) The request must be accompanied by any certificates for the shares, either properly endorsed for transfer, or accompanied by a stock assignment properly endorsed exactly as the shares are registered;
(4) The signatures on either the written redemption request or the certificates (or the accompanying stock power) must be guaranteed (a signature guarantee is not a notarization, but is a widely accepted way to protect you and the Funds by verifying your signature);
(5) Corporations and associations must submit with each request a completed Certificate of Authorization included in this prospectus (or a form of resolution acceptable to the Trust); and
(6) The request must include other supporting legal documents as required from organizations, executors, administrators, trustees, or others acting on accounts not registered in their names.

By Exchange. You may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund offered for sale in your state if your signed, properly completed application is on file. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. Before exercising the Exchange Privilege, you should obtain the prospectus for the no-load Stein Roe Fund in which you wish to invest and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the no-load Stein Roe Fund being purchased. Unless you have elected to receive your dividends in cash, on an exchange of all shares, any accrued unpaid dividends will be invested in the no-load Stein Roe Fund to which you exchange on the next business day. An exchange may be made by following the redemption procedure described under By Written Request and indicating the no-load Stein Roe Fund to be purchased-a signature guarantee normally is not required. (See also the discussion below of the Telephone Exchange Privilege and Automatic Exchanges.)

Special Redemption Privileges. The Telephone Exchange Privilege and the Telephone Redemption by Check Privilege will be established automatically for you when you open your account unless you decline these Privileges on your application. Other Privileges must be specifically elected. If you do not want the Telephone Exchange and Redemption Privileges, check the box(es) under the section "Telephone Redemption Options" when completing your application. In addition, a signature guarantee may be required to establish a Privilege after you open your account. If you establish both the Telephone Redemption by Wire Privilege and the Electronic Transfer Privilege, the bank account that you designate for both Privileges must be the same.

     You may not use any of the Special Redemption Privileges if you hold certificates for any of your Fund shares. (See also
General Redemption Policies.)

     Telephone Exchange Privilege. You may use the Telephone Exchange Privilege to exchange an amount of $50 or more from your account by calling 800-338-2550 or by sending a telegram; new accounts opened by exchange are subject to the $2,500 initial purchase minimum. Generally, you will be limited to four Telephone Exchange round-trips per year and the Funds may refuse requests for Telephone Exchanges in excess of four round-trips (a round-trip being the exchange out of a Fund into another no-load Stein Roe Fund, and then back to that Fund). In addition, the Trust's general redemption policies apply to redemptions of shares by Telephone Exchange. (See General Redemption Policies.)

     The Trust reserves the right to suspend or terminate at any time and without prior notice the use of the Telephone Exchange Privilege by any person or class of persons. The Trust believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects the Funds. Therefore, regardless of the number of telephone exchange round-trips made by an investor, the Trust generally will not honor requests for Telephone Exchanges by shareholders identified by the Trust as "market-timers" if the officers of the Trust determine the order not to be in the best interests of the Trust or its shareholders. The Trust generally identifies as a "market-timer" an investor whose investment decisions appear to be based on actual or anticipated near-term changes in the securities markets rather than for investment considerations. Moreover, the Trust reserves the right to suspend, limit, modify, or terminate at any time and without prior notice the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if the Board of Trustees believes it would be in the best interests of the Funds, the Trust expects that it would provide shareholders with prior written notice of any such action unless it appears that the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Funds. If the Trust were to suspend, limit, modify, or terminate the Telephone Exchange Privilege, a shareholder expecting to make a Telephone Exchange might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange. (See How to Redeem Shares-By Exchange.) During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone.

     Automatic Exchanges.  You may use the Automatic Exchange
Privilege to automatically redeem a fixed amount from your Fund account for investment in another no-load Stein Roe Fund account on a regular basis.

     Telephone Redemption by Check Privilege. You may use the Telephone Redemption by Check Privilege to redeem an amount of $1,000 or more from your account by calling 800-338-2550. The proceeds will be sent by check to your registered address.

     Telephone Redemption by Wire Privilege. You may use this Privilege to redeem shares from your account by calling 800-338-2550. The proceeds will be transmitted by wire to your account at a commercial bank previously designated by you that is a member of the Federal Reserve System. The fee for wiring proceeds (currently $7.00 per transaction) will be deducted from the amount wired. There is a $1,000 minimum on each Telephone Redemption by Wire; in addition, shareholders of Intermediate Municipals, High-Yield Municipals Fund, and Managed Municipals are subject to a maximum amount of $100,000.

     Check-Writing Privilege (Municipal Money Fund accounts only). You may redeem shares by writing special checks in the amounts of $50 or more. Your checks are drawn against a special checking account maintained with the First National Bank of Boston, and you will be subject to the bank's procedures and rules relating to its checking accounts and to this Privilege.

     Electronic Transfer Privilege. You may redeem shares by calling 800-338-2550 and requesting an electronic transfer ("Special Redemption") of the proceeds to an account previously designated by you at a bank that is a member of the Automated Clearing House or at scheduled intervals ("Automatic Redemptions"- see Shareholder Services). Electronic transfers are subject to a $50 minimum and a $100,000 maximum. A Special Redemption request received by telephone after 3:00 p.m., Central time, is deemed received on the next business day.

General Redemption Policies. You may not cancel or revoke your redemption order once instructions have been received and accepted. The Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. Please call 800-338-2550 if you have any questions about requirements for a redemption before submitting your request. The Trust reserves the right to require a properly completed application before making payment for shares redeemed.

     The price at which your redemption order will be executed is the net asset value next determined after proper redemption instructions are received. (See Net Asset Value.) Because the redemption price you receive depends upon that Fund's net asset value per share at the time of redemption, it may be more or less than the price you originally paid for the shares and may result in a realized capital gain or loss.

     The Trust will generally mail payment for shares redeemed within seven days after proper instructions are received. However, Municipal Money Fund normally intends to pay proceeds of a written redemption within two business days and the Trust intends to pay proceeds of a Telephone Redemption paid by wire on the next business day. The Trust will not be responsible for the consequences of delays, including delays in the mail, banking, or Federal Reserve wire systems. If you attempt to redeem shares within 15 days after they have been purchased by check or electronic transfer, the Trust will delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected. To reduce such delays, the Trust recommends that your purchase be made by federal funds wire through your bank. Generally, you may not use any Special Redemption Privilege to redeem shares purchased by check (other than certified or cashiers' checks) or electronic transfer until 15 days after their date of purchase.

     The Trust reserves the right at any time without prior notice to suspend, limit, modify, or terminate any Privilege or its use in any manner by any person or class.

     Neither the Trust, its transfer agent, nor their respective officers, trustees, directors, employees, or agents will be responsible for the authenticity of instructions provided under the Privileges, nor for any loss, liability, cost or expense for acting upon instructions furnished thereunder if they reasonably believe that such instructions are genuine. The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone under any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege are genuine. Use of any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege authorizes the Funds and their transfer agent to tape-record all instructions to redeem. In addition, callers are asked to identify the account number and registration, and may be required to provide other forms of identification. Written confirmations of transactions are mailed promptly to the registered address; a legend on the confirmation requests that the shareholder review the transactions and inform the Fund immediately if there is a problem. If a Fund does not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent instructions.


     The Trust reserves the right to redeem shares in any account and send the proceeds to the owner of record if the shares in the account do not have a value of at least $1,000. If the value of the account is more than $10, a shareholder would be notified that his account is below the minimum and would be allowed 30 days to increase the account before the redemption is processed. The Trust reserves the right to redeem any account with a value of $10 or less without prior written notice to the shareholder. Due to the proportionately higher costs of maintaining small accounts, the transfer agent may charge and deduct from the account a $5 per quarter minimum balance fee if the account is a regular account with a balance below $2,000 or an UGMA account with a balance below $800. This minimum balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more, (2) Stein Roe IRAs, (3) other Stein Roe prototype retirement plans, (4) accounts with automatic investment plans (unless regular investments have been discontinued), or (5) omnibus or nominee accounts. The transfer agent may waive the fee, at its discretion, in the event of significant market corrections.


     Shares in any account you maintain with a Fund or any of the other Stein Roe Funds may be redeemed to the extent necessary to reimburse any Stein Roe Fund for any loss you cause it to sustain (such as loss from an uncollected check or electronic transfer or any liability under the Internal Revenue Code provisions on backup withholding).

SHAREHOLDER SERVICES

Reporting to Shareholders. You will receive a confirmation statement reflecting each of your purchases and redemptions of shares of a Fund, as well as periodic statements detailing distributions made by that Fund. Shares purchased by reinvestment of dividends, by cross-reinvestment of dividends from another Fund, or through an automatic investment plan will be confirmed to you quarterly. In addition, the Trust will send you semiannual and annual reports showing portfolio holdings and will provide you annually with tax information.

     To reduce the volume of mail you receive, only one copy of certain materials, such as prospectuses and shareholder reports, will be mailed to your household (same address). Please call 800-338-2550 if you wish to receive additional copies free of charge. This policy may not apply if you purchased shares through an Intermediary.

Funds-on-Call(r) Automated Telephone Service. To access Stein Roe Funds-on-Call(r), just call 800-338-2550 on any touch-tone telephone and follow the recorded instructions. Funds-on-Call(r) provides yields, prices, latest dividends, account balances, last transaction, and other information 24 hours a day, seven days a week. You also may use Funds-on-Call(r) to make Special Investments and Redemptions, Telephone Exchanges, and Telephone Redemptions by Check. These transactions are subject to the terms and conditions of the individual privileges. (See How to Purchase Shares and How to Redeem Shares.) Information regarding your account is available to you via Funds-on-Call(r) only after you follow an activation process the first time you call. Your account information is protected by a personal identification number (PIN) that you establish.

Stein Roe Counselor [service mark] Program. The Stein Roe Counselor [service mark] program is a professional investment advisory service available to shareholders. This program is designed to provide investment guidance in helping investors to select a portfolio of Stein Roe Funds.

Recordkeeping and Administration Services. If you oversee or administer investments for a group of investors, we offer a variety of services.

Special Services. The following special services are available to shareholders. Please call 800-338-2550 or write the Trust for additional information and forms.

     Dividend Purchase Option-diversify your Fund investments by having distributions from one Fund account automatically invested in another no-load Stein Roe Fund account. Before establishing this option, you should obtain and carefully read the prospectus of the Stein Roe Fund into which you wish to have your distributions invested. The account from which distributions are made must be of sufficient size to allow each distribution to usually be at least $25. The account into which distributions are to be invested may be opened with an initial investment of only $1,000.

     Automatic Dividend Deposit (electronic transfer)-have income dividends and capital gains distributions deposited directly into your bank account.

     Telephone Redemption by Check Privilege ($1,000 minimum) and
Telephone Exchange Privilege ($50 minimum)-established automatically when you open your account unless you decline them on your application. (See How to Redeem Shares-Special Redemption Privileges.)

     Telephone Redemption by Wire Privilege-redeem shares from your account by phone and have the proceeds transmitted by wire to your bank account ($1,000 minimum; $100,000 maximum for shareholders of Intermediate Municipals, High-Yield Municipals
Fund, and Managed Municipals).

     Check-Writing Privilege-redeem shares by writing special checks against your Fund account ($50 minimum per check). (This
Privilege is available only for Municipal Money Fund accounts.)

     Special Redemption Option (electronic transfer)-redeem shares at any time and have the proceeds deposited directly to your bank account ($50 minimum; $100,000 maximum).

     Regular Investments (electronic transfer)-purchase Fund shares at regular intervals directly from your bank account ($50 minimum; $100,000 maximum).

     Special Investments (electronic transfer)-purchase Fund shares by telephone and pay for them by electronic transfer of funds from your bank account ($50 minimum; $100,000 maximum).

     Automatic Exchange Plan-automatically redeem a fixed dollar amount from your Fund account and invest it in another no-load
Stein Roe Fund account on a regular basis ($50 minimum; $100,000 maximum).

     Automatic Redemptions (electronic transfer)-have a fixed dollar amount redeemed and sent at regular intervals directly to your bank account ($50 minimum; $100,000 maximum).

     Systematic Withdrawals-have a fixed dollar amount, declining balance, or fixed percentage of your account redeemed and sent at regular intervals by check to you or another payee.

NET ASSET VALUE

The purchase or redemption price of each Fund's shares is its net asset value per share. Each Fund determines the net asset value of its shares as of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently 3:00 p.m., Central time) by dividing the difference between the values of its assets and liabilities by the number of its shares outstanding. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, the net asset value of a Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. Each Portfolio allocates net asset value, income and expenses to its feeder funds in proportion to their respective interests in the Portfolio.

     Securities held by Intermediate Municipals, Managed Municipals, or High-Yield Municipals Portfolio are valued based on valuations provided by a pricing service. These valuations are reviewed by the Adviser. If the Adviser believes that a valuation received from the service does not represent a fair value, it values the obligation by a method that the Board believes will determine a fair value. The Board may approve the use of another pricing service and any pricing service used may employ electronic data processing techniques, including a so-called "matrix" system, to determine valuations. Other assets and securities are valued by a method that the Board believes will determine a fair value.


     We value a security at fair value if the value of the security has been materially affected by events that have occurred after the close of the market on whatever exchange the security is traded. In this circumstance, we use fair value pricing to protect long-term investors from the actions of short-term investors who might buy or redeem shares in an attempt to profit from short-term market movements.


     Securities held by Municipal Money Portfolio are valued at their amortized cost, which does not take into account unrealized gains or losses, in an attempt to maintain the net asset value of each of Municipal Money Portfolio and Municipal Money Fund at $1.00 per share. The extent of any deviation between the net asset value based upon market quotations or equivalents and $1.00 per share based on amortized cost will be examined by the Board of Trustees. If such deviation were to exceed 1/2 of 1%, the Board would consider what action, if any, should be taken, including selling portfolio securities, increasing, reducing or suspending distributions, or redeeming shares in kind. Other assets and securities of Municipal Money Portfolio for which this valuation method does not produce a fair value are valued at a fair value determined by its Board.

DISTRIBUTIONS AND INCOME TAXES

Distributions. Income dividends are declared each business day, and are paid monthly and confirmed at least quarterly. For federal income tax purposes, any distribution that is paid in January but was declared in the prior calendar year is deemed paid in the prior calendar year. Each Fund intends to distribute by the end of each calendar year at least 98% of any net capital gains realized from the sale of securities during the 12-month period ended October 31 in that year. The Funds intend to distribute any undistributed net realized capital gains in the following year.

     All of your income dividends and capital gains distributions will be reinvested in additional shares unless you elect to have distributions either (1) paid by check; (2) deposited by electronic transfer into your bank account; (3) applied to purchase shares in your account with another Stein Roe Fund; or
(4) applied to purchase shares in a Stein Roe Fund account of another person. (See Shareholder Services.) Reinvestment normally occurs on the payable date. If a shareholder elected to receive dividends and/or capital gains distributions in cash and the postal or other delivery service selected by the transfer agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares. The Trust reserves the right to reinvest the proceeds and future distributions in additional Fund shares if checks mailed to you for distributions are returned as undeliverable or are not presented for payment within six months. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Income Taxes. The Funds and Portfolios currently limit their investments in Municipal Securities to those the interest on which they believe is exempt from the regular federal income tax ("exempt-interest dividends"). Each Fund and Portfolio may invest up to 100% of its total assets in Municipal Securities the interest on which is subject to the alternative minimum tax. In addition, if a Fund or Portfolio should ever invest in securities the interest on which is not exempt, dividends paid by it from such interest would be subject to federal income tax at ordinary rates.

     The portion of the dividends you receive representing net short-term capital gains is taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of the length of time you have held your Fund shares.


     Promptly after the end of each calendar year, you will receive a statement of the federal income tax status of all dividends and capital gains distributions paid during the year. The portion of your dividends and distributions that is taxable will be taxable to you whether received in cash or reinvested in additional shares.


     If you are receiving Social Security benefits, tax-exempt income, including exempt-interest dividends received from the Funds, will be added to your taxable income in determining whether a portion of your benefits will be subject to federal income tax. Interest on borrowings you incur to purchase or carry shares of a Fund is not deductible for federal income tax purposes. You may be subject to state and local taxes on distributions from the Funds, including those distributions that are exempt from federal income tax.



     For federal income tax purposes, each Fund is treated as a separate taxable entity distinct from the other series of the Trust.

     This section is not intended to be a full discussion of income tax laws and their effect on shareholders. You may wish to consult your own tax advisor.

Backup Withholding. The Trust may be required to withhold federal income tax ("backup withholding") from certain payments to you-generally redemption proceeds. Backup withholding may be required if:
- You fail to furnish your properly certified Social Security or other tax identification number;
- You fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income;
- The Internal Revenue Service informs the Trust that your tax identification number is incorrect.

     These certifications are contained in the application that you should complete and return when you open an account. The Funds must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for a Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

INVESTMENT RETURN

The total return from an investment in a Fund is measured by the distributions received (assuming reinvestment) plus or minus the change in the net asset value per share for a given period. A total return percentage may be calculated by dividing the value of a share at the end of the period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an average annual total return may be calculated by finding the average annual compounded rate that would equate a hypothetical $1,000 investment to the ending redeemable value.


     Because Municipal Money Fund strives to maintain a $1.00 per share value, its return is usually quoted either as a current seven-day yield, calculated by totaling the dividends on a Fund share for the previous seven days and restating that yield as an annual rate, or as an effective yield, calculated by adjusting the current yield to assume daily compounding. Municipal Money Fund's current and effective yields for the seven-day period ended Sept. 30, 1998, were 3.24% and 3.29%, respectively. To obtain current yield information, you may call 800-338-2550.


     The value of the three other Funds will fluctuate. Therefore, the current yield of each of these Funds is calculated by dividing its net investment income per share (a hypothetical figure as defined in the SEC rules) during a 30-day period by the net asset value per share on the last day of the period. The yield formula provides for semiannual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

     Comparison of a Fund's yield or total return with those of alternative investments should consider differences between that Fund and the alternative investments, the periods and methods used in the calculation of the return being compared, and the impact of taxes on alternative investments. Except for Municipal Money Fund, yield figures are not based on actual dividends paid. Past performance is no guarantee of future results.

MANAGEMENT

Trustees and Investment Adviser. The Board of Trustees of the Trust and the Board of Trustees of SR&F Base Trust have overall management responsibility for the Funds and the Portfolios, respectively. See the Statement of Additional Information for the names of and other information about the trustees and officers. Since the Trust and SR&F Base Trust have the same trustees, the trustees have adopted conflict of interest procedures to monitor and address potential conflicts between the interests of the feeder funds and the Portfolios.


     The Adviser, Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, Illinois 60606, is responsible for managing the investment portfolios and the business affairs of the Funds, the Portfolios, the Trust and SR&F Base Trust, subject to the direction of the respective Boards. The Adviser is registered as an investment adviser under the Investment Advisers Act. The Adviser (or its predecessor) has advised and managed mutual funds since 1949. The Adviser is a wholly owned indirect subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company.

     The Adviser's mutual funds and institutional asset management businesses are managed together with its affiliate, Colonial Management Associates, Inc. ("CMA"). A single management team includes employees of each company. CMA is a registered investment adviser serving mutual funds and institutions. Certain officers of CMA also are officers of the Adviser in their roles as managers of the combined business. CMA shares personnel, facilities and systems with the Adviser that the Adviser uses in providing services to the Funds.


     In approving the use of a single combined prospectus, the Boards considered the possibility that one Fund (or Portfolio) might be liable for misstatements in the prospectus regarding information concerning another Fund (or Portfolio).


Portfolio Managers. Veronica M. Wallace has been portfolio manager of Municipal Money Portfolio since 1995. Ms. Wallace is a vice president of the Adviser and was formerly a trader in taxable money market instruments for the Adviser. As of June 30, 1998, she was responsible for managing $132 million in mutual fund net assets.

     William C. Loring and Brian M. Hartford have been co-portfolio managers of Managed Municipals since November 1998. Messrs. Loring and Hartford are jointly employed as Vice Presidents by CMA and the Adviser (each of which is an indirect wholly owned subsidiary of Liberty Financial). They have co-managed the Colonial Tax-Exempt Fund since May 1997. Mr. Loring has also managed the Colonial Intermediate Bond Fund since 1993. Messrs. Loring and Hartford have managed various other Colonial tax-exempt funds since 1986 and 1993, respectively.

     Maureen G. Newman has been portfolio manager of High-Yield Municipals Portfolio since November 1998. Ms. Newman is jointly employed by CMA and the Adviser. She has managed tax-exempt funds for CMA since May 1996. Prior to joining CMA, Ms. Newman was a portfolio manager and bond analyst at Fidelity Investments from May 1985 to May 1996.

     Joanne T. Costopoulos has been portfolio manager of Intermediate Municipals since 1991. She is a senior vice president of the Adviser, which she joined in 1982, and was responsible for managing $195 million in mutual fund net assets as of June 30, 1998. In her previous position as a head trader in the fixed-income area, she traded tax-exempt securities for both institutional and individual investment portfolios. She received her B.A. in business administration from Elmhurst College.


Fees and Expenses. The Adviser provides administrative services to the Funds under an administrative agreement and investment management services to Intermediate Municipals, Managed Municipals, Municipal Money Portfolio and High-Yield Municipals Portfolio under separate management agreements. The Adviser is entitled to receive a monthly administrative fee and a monthly portfolio management fee, based on average net assets and computed and accrued daily, at the following annual rates:

                MANAGEMENT      ADMINISTRATIVE
FUND               FEE                FEE
------------- ---------------   ---------------
Intermediate .450% up to $100, .150% up to $100,
 Municipals  .425% next $100,  .125% next $100,
 Fund        .400% thereafter  .100% thereafter

High-Yield   .--               .150% up to $100, .
 Municipals                    .125% next $100,
 Fund                          .100% thereafter

High-Yield   .450% up to $100, . --
 Municipals  .425% next $100,  .
 Portfolio   .400% thereafter  .

Managed      .450% up to $100, .150% up to $100, .
 Municipals  .425% next $100,  .125% next $100,
 Fund        .400% next $800,  .100% next $800,
             .375% thereafter  .075% thereafter

Municipal      --              .250% up to $500,
 Money                         .200% next $500,
 Fund                          .150% thereafter

Municipal    .250%              --
 Money
 Portfolio



     Under a separate agreement with each Trust, the Adviser provides certain accounting and bookkeeping services to the Funds and the Portfolios, including computation of net asset value and calculation of net income and capital gains and losses on disposition of assets.


Portfolio Transactions. The Adviser places the orders for the purchase and sale of portfolio securities. In doing so, the Adviser seeks to obtain the best combination of price and execution, which involves a number of judgmental factors.
The Adviser may use both its own trading facilities and those of CMA to place orders for the purchase and sale of portfolio securities for Managed Municipals and High-Yield Municipals Portfolio. For trades placed through CMA, in selecting broker-dealers, the Adviser may direct CMA to consider research and brokerage services furnished to the Adviser.


Transfer Agent.  SteinRoe Services Inc., One South Wacker Drive,
Chicago, Illinois 60606, a wholly owned subsidiary of Liberty
Financial, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records.


Distributor. Shares of the Funds are distributed by Liberty Funds Distributor, Inc. ("Distributor"), One Financial Center, Boston, Massachusetts 02111. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. Fund shares are offered for sale without any sales commissions or charges to the Funds or to their shareholders. All distribution and promotional expenses are paid by the Adviser, including payments to the Distributor for sales of Fund shares.


     All Fund correspondence (including purchase and redemption orders) should be mailed to SteinRoe Services Inc., P.O. Box 8900, Boston, Massachusetts 02205. Participants in the Stein Roe
Counselor [service mark] program should send orders to SteinRoe
Services Inc., P.O. Box 803938, Chicago, Illinois 60680.


Custodian.  State Street Bank and Trust Company (the "Bank"), 225
Franklin Street, Boston, Massachusetts 02101, is the custodian for the Funds and the Portfolios. (See Custodian in the Statement of Additional Information.)


ORGANIZATION AND DESCRIPTION OF SHARES

Each Fund is a separate series of the Trust, a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Oct. 6, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series as the Board may authorize. Currently, four series are authorized and outstanding.

     Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against, the Trust or any particular Fund shall look only to the assets of the Trust or of the respective Fund for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations.

     The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

     As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract.

MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

Each of Municipal Money Fund and High-Yield Municipals Fund (each a series of the Trust, an open-end management investment company) seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of each Fund approved this policy of permitting a Fund to act as a feeder fund by investing in a master Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Funds and the Portfolios. The management fees and expenses of the Funds and the Portfolios are described under Fee Table and Management. Each Fund bears its proportionate share of the expenses of its master Portfolio.

     The Adviser has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

     Each Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that a Fund and other investors in a Portfolio will be liable for all obligations of that Portfolio that are not satisfied by the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and a Portfolio was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of a Fund's investing in a Portfolio.

     The Declaration of Trust of Base Trust provides that a Portfolio will terminate 120 days after the withdrawal of a Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote a Fund's interests in a Portfolio for such continuation without approval of the Fund's shareholders.

     The common investment objective of each Fund and its master Portfolio is non-fundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to Fund shareholders. The fundamental policies of each Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval.

     If a Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of a Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. A Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio. If other investors hold a majority interest in a Portfolio, they could have voting control over that Portfolio.

     In the event that a Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. Any of these actions would require the approval of a Fund's shareholders. A Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of a Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

     Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

     Base Trust may permit other investment companies and/or other institutional investors to invest in a Portfolio, but members of the general public may not invest directly in the Portfolio.
Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in a Portfolio. Investment by such other investors in a Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in a Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, a Portfolio's security holdings may become less diverse, resulting in increased risk.

     Information regarding other investors in a Portfolio may be obtained by writing to SR&F Base Trust at Suite 3200, One South Wacker Drive, Chicago, IL 60606, or by calling 800-338-2550. The Adviser may provide administrative or other services to one or more of such investors.

APPENDIX-RATINGS


Ratings in General. A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of Municipal Securities should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. The Adviser, through independent analysis, attempts to discern variations in credit ratings of the published services, and to anticipate changes in credit ratings. The following is a description of the characteristics of certain ratings used by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), and Fitch IBCA.


Ratings by Moody's
Municipal Bonds: Aaa. Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Moody's applies numerical modifiers 1, 2, and 3 in the Aa through B classifications of its municipal bond rating system and in the Aa through Caa classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal Notes:  MIG 1.  This designation denotes best quality.
There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities: Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper: Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1    Highest Quality
          Prime-2    Higher Quality
          Prime-3    High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds: The description of the applicable rating symbols and their meanings is identical to that of its Municipal Bond ratings as set forth above.

Ratings by S&P:
Municipal Bonds:  AAA.  Bonds rated AAA have the highest rating.
Capacity to pay interest and repay principal is extremely strong.

AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB. Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher-rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. The rating C1 is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating also is issued upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTE: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major ratings categories.

Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes: SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating.
Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

- Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities: S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper: A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment.
Issues in this category are further refined with the designations
1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.
Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds: The description of the applicable rating symbols and their meanings is substantially the same as its Municipal Bond ratings set forth above.


RATINGS BY FITCH IBCA

Investment Grade Bond Ratings
Fitch IBCA investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch IBCA's assessment of the issuer's ability to meet the obligations of a specific debt or preferred issue in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch IBCA ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch IBCA ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security. Fitch IBCA ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch IBCA believes to be reliable. Fitch IBCA does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.


AAA. Bonds and preferred stock considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA. Bonds and preferred stock considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bond and preferred rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A. Bonds and preferred stock considered to be investment grade and of high quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

BBB. Bonds and preferred stock considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds or preferred will fall below investment grade is higher than for securities with higher ratings.

BB. Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B. Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC. Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC. Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C. Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D. Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) or Minus (-). Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD or D categories.


NR.  Indicates that Fitch IBCA does not rate the specific issue.


Conditional. A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.


Suspended. A rating is suspended when Fitch IBCA deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn. A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch IBCA's discretion, when an issuer fails to furnish proper and timely information.


FitchAlert. Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term and should be resolved within 12 months.

Ratings Outlook. An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

Short-Term Ratings

F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3. Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S. Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D. Default. Issues assigned this rating are in actual or imminent payment default.

Stein Roe Mutual Funds
Certificate of Authorization
for use by corporations and associations only

Corporations or associations must complete this Certificate and submit it with the Fund Application, each written redemption, transfer or exchange request, and each request to terminate or change any of the Privileges or special service elections.

If the entity submitting the Certificate is an association, the word "association" shall be deemed to appear each place the word "corporation" appears. If the officer signing this Certificate is named as an authorized person, another officer must countersign the Certificate. If there is no other officer, the person signing the Certificate must have his signature guaranteed. If you are not sure whether you are required to complete this Certificate, call a Stein Roe account representative at 800-338-2550 .

The undersigned hereby certifies that he is the duly elected
Secretary of  ____________________________
            (name of Corporation/Association)

(the "Corporation") and that the following individual(s):

                    Authorized Persons
_______________________________   __________________________
Name                              Title
_______________________________   __________________________
Name                              Title
_______________________________   __________________________
Name                              Title

is (are) duly authorized by resolution or otherwise to act on behalf of the Corporation in connection with the Corporation's ownership of shares of any mutual fund managed by Stein Roe & Farnham Incorporated (individually, the "Fund" and collectively, the "Funds") including, without limitation, furnishing any such Fund and its transfer agent with instructions to transfer or redeem shares of that Fund payable to any person or in any manner, or to redeem shares of that Fund and apply the proceeds of such redemption to purchase shares of another Fund (an "exchange"), and to execute any necessary forms in connection therewith.

Unless a lesser number is specified, all of the Authorized Persons must sign written instructions. Number of signatures required:
________.

If the undersigned is the only person authorized to act on behalf of the Corporation, the undersigned certifies that he is the sole shareholder, director, and officer of the Corporation and that the Corporation's Charter and By-laws provide that he is the only person authorized to so act.

Unless expressly declined on the Application (or other form acceptable to the Funds), the undersigned further certifies that the Corporation has authorized by resolution or otherwise the establishment of the Telephone Exchange and Telephone Redemption by Check Privileges for the Corporation's account with any Fund offering any such Privilege. If elected on the Application (or other form acceptable to the Funds), the undersigned also certifies that the Corporation has similarly authorized establishment of the Electronic Transfer, Telephone Redemption by Wire, and Check-Writing Privileges for the Corporation's account with any Fund offering said Privileges. The undersigned has further authorized each Fund and its transfer agent to honor any written, telephonic, or telegraphic instructions furnished pursuant to any such Privilege by any person believed by the Fund or its transfer agent or their agents, officers, directors, trustees, or employees to be authorized to act on behalf of the Corporation and agrees that neither the Fund nor its transfer agent, their agents, officers, directors, trustees, or employees will be liable for any loss, liability, cost, or expense for acting upon any such instructions.

These authorizations shall continue in effect until five business days after the Fund and its transfer agent receive written notice from the Corporation of any change.

IN WITNESS WHEREOF, I have hereunto subscribed my name as Secretary and affixed the seal of this Corporation this ____ day of ________________, 19____.


                           ________________________________
                           Secretary

                           _________________________________
                           Signature Guarantee*
                           *Only required if the person signing
                           the Certificate is the only person
                           named as "Authorized Person."
CORPORATE
SEAL
HERE

For More Information

You can obtain more information about the Funds' investments in their semiannual and annual reports to shareholders. These reports discuss the market conditions and investment strategies that affected the Funds' performance over the past six months and year.

You may wish to read the SAI for more information on the Funds.
The SAI is incorporated into this prospectus by reference, which means that it is legally considered to be part of this prospectus and you are deemed to have been told of its contents.

                            BOND FUNDS

To obtain free copies of Funds' semiannual and annual reports or SAI, and to request other information about the Funds, write or call:

Stein Roe Mutual Funds
One South Wacker Drive
Suite 3200
Chicago, IL 60606
800-338-2550

www.steinroe.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Securities and Exchange Commission (SEC) at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington, DC 20549-6009.

Investment Company Act file number:  811-4367

                    LIBERTY FUNDS DISTRIBUTOR, INC.

      Statement of Additional Information Dated Nov. 1, 1998


                STEIN ROE MUNICIPAL TRUST
           Stein Roe Municipal Money Market Fund
           Stein Roe Intermediate Municipals Fund
           Stein Roe Managed Municipals Fund
           Stein Roe High-Yield Municipals Fund

    Suite 3200, One South Wacker Drive, Chicago, Illinois  60606
                      800-338-2550



     This Statement of Additional Information is not a prospectus but provides additional information that should be read in conjunction with the Prospectus dated Nov. 1, 1998, and any supplements thereto. The Prospectus may be obtained at no charge by telephoning 800-338-2550.



                     TABLE OF CONTENTS
                                                         Page
General Information and History............................2
Investment Policies........................................3
   Municipal Money Fund....................................3
   Intermediate Municipals.................................4
   Managed Municipals......................................5
   High-Yield Municipals Fund..............................6
Portfolio Investments and Strategies.......................6
Investment Restrictions...................................19
Additional Investment Considerations......................22
Purchases and Redemptions.................................24
Management................................................26
Financial Statements......................................28
Principal Shareholders....................................29
Investment Advisory Services..............................29
Distributor...............................................32
Transfer Agent............................................32
Custodian.................................................32
Independent Auditors......................................33
Portfolio Transactions....................................33
Additional Income Tax Considerations......................35
Investment Performance....................................36
Additional Information on Net Asset Value -
  Municipal Money Fund and Municipal Money Portfolio......43
Glossary..................................................44

                 GENERAL INFORMATION AND HISTORY


     The following mutual funds are separate series of Stein Roe
Municipal Trust (the "Trust"):

         Stein Roe Municipal Money Market Fund ("Municipal Money
             Fund")
         Stein Roe Intermediate Municipals Fund ("Intermediate
             Municipals Fund")
         Stein Roe Managed Municipals Fund ("Managed Municipals
             Fund")
         Stein Roe High-Yield Municipals Fund ("High-Yield
             Municipals Fund")

Each series of the Trust invests in a separate portfolio of securities and other assets, with its own objectives and policies. The series of the Trust are referred to collectively as "the
Funds." The name of the Trust and each of its series was changed on Nov. 1, 1995 to separate "SteinRoe" into two words.


     Currently, four series of the Trust are authorized and outstanding. Each share of a series, without par value, is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series, and all shares of a series have equal rights in the event of liquidation of that series. Each whole share (or fractional share) of the Trust outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940. All shares of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.


     Stein Roe & Farnham Incorporated (the "Adviser") is responsible for the business affairs of the Trusts and serves as investment adviser to Intermediate Municipals, Managed Municipals, Municipal Money Portfolio, and High-Yield Municipals Portfolio.
It also provides administrative and bookkeeping and accounting services to the Funds and Portfolios.


Special Considerations Regarding Master Fund/Feeder Fund Structure


     Rather than invest in securities directly, each Fund may seek to achieve its objective by pooling its assets with those of other investment companies for investment in another mutual fund having the same investment objective and substantially the same investment policies as its feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. The Adviser is expected to manage any such mutual fund in which a Fund would invest. Such investment would be subject to determination by the trustees that it was in the best interests of the Fund and its shareholders, and shareholders would receive advance notice of any such change. The only Funds currently operating under the master fund/feeder fund structure are Municipal Money Fund and High-Yield Municipals Fund, which converted into feeder funds on Sept. 28, 1995 and Feb. 2, 1998, respectively. Municipal Money Fund invests all of its net investable assets in SR&F Municipal Money Market Portfolio ("Municipal Money Portfolio") and High-Yield Municipals Fund invests all of its net investable assets in SR&F High-Yield Municipals Portfolio ("High-Yield Municipals Portfolio"). The master funds are series of SR&F Base Trust and are referred to collectively as the "Portfolios." For more information, please refer to the Prospectus under the caption Master Fund/Feeder Fund:
Structure and Risk Factors.


                          INVESTMENT POLICIES

     The following information supplements the discussion of the Funds' respective investment objectives and policies described in the Prospectus. In pursuing its objective, each Fund will invest as described below and may employ investment techniques described in the Prospectus and elsewhere in this Statement of Additional Information. Investments and strategies that are common to two or more Funds are described under Portfolio Investments and Strategies. Each Fund's investment objective is not fundamental and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities" (see definition in the Glossary) of that Fund.

Municipal Money Fund


     This Fund seeks maximum current income exempt from federal income tax. The Fund seeks to achieve its objective by investing all of its net investable assets in shares of Municipal Money Portfolio, which has an identical investment objective and substantially identical investment policies. In pursuing its objective, Municipal Money Portfolio attempts to maintain relative stability of principal and liquidity. Municipal Money Portfolio invests principally in a diversified portfolio of short-term Municipal Securities (as defined in the Prospectus). "Short-term" means a remaining maturity of no more than thirteen months (or comparable period) as defined in the Glossary.


     It is a fundamental policy that normally at least 80% of Municipal Money Portfolio's investments will produce income that is exempt from federal income tax, except for periods in which the Adviser believes require a defensive position for the protection of shareholders.

     As a fundamental policy, Municipal Money Portfolio invests in Municipal Securities that, at the time of purchase, are: (i) variable rate demand securities (as defined in the Glossary) whose demand feature is rated within the two highest ratings assigned by Moody's Investors Service, Inc. ("Moody's"), VMIG 1 or VMIG 2 /1/;
(ii) notes rated within the two highest short-term municipal ratings assigned by Moody's, MIG 1 or MIG 2, or within the highest rating assigned by Standard & Poor's Corporation ("S&P"),/2/ SP-l+; (iii) municipal commercial paper (short-term promissory notes) rated Prime-1 by Moody's, or A-l by S&P; (iv) municipal bonds, including industrial development bonds, rated within the two highest ratings assigned to municipal bonds by S&P, AAA or AA, or by Moody's, Aaa or Aa; (v) securities not rated as described in
(i) through (iv) but determined by the Board of Trustees to be at least equal in quality to one or more of the foregoing ratings, although other types of obligations of the same issuer might not be within the foregoing ratings; (vi) securities backed by the full faith and credit of the U.S. Government; or (vii) securities as to which the payment of principal and interest is collateralized by securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities ["U.S. Government Securities"] deposited in an escrow for the benefit of holders of the securities. In accordance with SEC Rule 2a-7 under the Investment Company Act, each security in which Municipal Money Portfolio invests will be U.S. dollar denominated and (i) rated (or be issued by an issuer that is rated with respect to its short-term debt) within the two highest rating categories for short-term debt by at least two nationally recognized statistical rating organizations ("NRSRO") or, if rated by only one NRSRO, rated within the two highest rating categories by that NRSRO, or, if unrated, determined by or under the direction of the Board of Trustees to be of comparable quality, and (ii) determined by or under the direction of the Board of Trustees to present minimal credit risks.
--------------
/1/ The Boards of Trustees of the Trust and SR&F Base Trust have determined that the demand feature of a variable rate demand security rated SP-1+, A-1+ or A-1 by S&P or MIG 1, MIG 2 or Prime-1 by Moody's is at least equal in quality to the demand feature of a variable rate demand security rated VMIG 2 by Moody's. As a non-fundamental policy, Municipal Money Portfolio will not invest in a variable rate security whose demand feature is conditional unless the Board of Trustees determines that the security is at least the economic equivalent of a variable rate security with an unconditional demand feature or (a) the demand feature is rated within the two highest ratings assigned by Moody's or within the equivalent ratings assigned by S&P and (b) the underlying security is rated within the two highest ratings assigned by Moody's or S&P. The Board of Trustees has determined that a variable rate security where the demand feature is suspended only after a default followed by an acceleration of maturity is the economic equivalent of a variable rate security with an unconditional demand feature.
/2/ For a description of Moody's and S&P quality ratings, see the Appendix to the Prospectus. All references to ratings apply to ratings adopted in the future by Moody's or S&P that are determined by the Boards of Trustees to be equivalent to current ratings. In addition, rating modifiers showing relative standing within a rating category do not affect whether a security is eligible for purchase.
--------------

Intermediate Municipals

     This Fund seeks a high current yield exempt from federal income tax, consistent with the preservation of capital. The Fund attempts to achieve its objective by investing primarily in a diversified portfolio of "intermediate-term" Municipal Securities. Normally, at least 65% of the Fund's assets will be invested in Municipal Securities with a maturity of ten years or less (including Municipal Securities with a longer maturity, but under which the holder is entitled to receive, upon demand at a stated time within ten years, the entire principal and accrued interest). In addition, the Fund's portfolio is expected to have a dollar-weighted average maturity of between three and ten years.

     It is a fundamental policy that normally at least 80% of the Fund's investments will produce income that is exempt from federal income tax, except during periods that the Adviser believes require a temporary defensive position for the protection of shareholders.

     The Fund will invest not less than 75% (taken at current value at time of purchase) of its Municipal Securities investments, in such proportions as the Adviser shall determine, in municipal bonds rated at the time of purchase within the three highest grades by Moody's (Aaa, Aa, and A) or by S&P (AAA, AA and A) (or in variable rate demand securities whose demand feature is rated VMIG 1, VMIG 2 or Prime-1 by Moody's or SP-1+, A-1+ or A-1 by S&P), or backed by the U.S. Government or by an agency or instrumentality of the U.S. Government or by U.S. Government Securities, or municipal notes that are rated at the time of purchase within the three highest ratings for such securities by Moody's (MIG 1, MIG 2, and MIG 3), within the two highest ratings for such securities by S&P (SP-1+ and SP-1), or, if unrated, of comparable quality, as determined by the Adviser. The Fund may also invest up to 25% of its assets in other Municipal Securities without any minimum credit quality requirement, including Municipal Securities for which a limited market may exist. These investments (which are medium- or lower-quality debt securities) normally involve greater risk of loss of principal or income and higher yield.

Managed Municipals

     This Fund's investment objective is to provide its shareholders a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund attempts to achieve this objective by investing in a diversified portfolio of Municipal Securities, the interest from which is exempt from federal income tax.

     It is a fundamental policy that the Fund's assets will be invested so that at least 80% of its income will be exempt from federal income tax, except for temporary periods during which, in the opinion of the Adviser, normal market conditions are not expected to prevail, including, without limitation, circumstances that, in the opinion of the Adviser, require an unusual defensive position for protection of the Fund's shareholders. For purposes of this policy the Fund does not regard realized capital gains as income.

     The Fund will invest not less than 75% (taken at current value at time of purchase) of its Municipal Securities investments, in such proportions as the Adviser shall determine, in municipal bonds rated at the time of purchase within the three highest ratings for such securities by Moody's (Aaa, Aa, and A) or by S&P (AAA, AA, and A) (or in variable rate demand securities whose demand feature is rated VMIG 1, VMIG 2 or Prime-1 by Moody's or SP-1+, A-1+ or A-1 by S&P), or backed by the U.S. Government, by an agency or instrumentality of the U.S. Government or by U.S. Government Securities, or municipal notes that are rated at the time of purchase within the three highest ratings for municipal notes by Moody's (MIG 1, MIG 2, and MIG 3) or within the two highest ratings for municipal notes by S&P (SP-1+ and SP-1). The Fund may also invest up to 25% of its assets in other Municipal Securities without any minimum credit quality requirement, including Municipal Securities for which a limited market may exist. These investments (which are medium- or lower-quality debt securities) normally involve greater risk of loss of principal or income and higher yield.

     The Fund invests primarily in long-term Municipal Securities
(generally maturing in more than ten years) but may also invest in both short-term and medium-term securities from time to time as a defensive move.

High-Yield Municipals Fund


     This Fund seeks a high current yield exempt from federal income tax. High-Yield Municipals Fund seeks to achieve its objective by investing all of its net investable assets in shares of High-Yield Municipals Portfolio, which has an identical investment objective and substantially identical investment policies. High-Yield Municipals Portfolio attempts to achieve this objective by investing primarily in a diversified portfolio of long-term medium- or lower-quality Municipal Securities (generally maturing in more than ten years) bearing a high rate of interest income; possible capital appreciation is of secondary importance. Of course, there is no guarantee that the payments of interest and principal on securities held by High-Yield Municipals Portfolio will be made when due.


     It is a fundamental policy that normally the assets will be invested so that at least 80% of the gross income will be derived from securities the interest on which is exempt from federal income tax in the opinion of counsel for the issuers of such securities, except during periods in which the Adviser believes a temporary defensive position is advisable.


     Although High-Yield Municipals Portfolio invests primarily in medium- and lower-quality Municipal Securities, it may invest in Municipal Securities of higher quality when the Adviser believes it is appropriate to do so. High-Yield Municipals Portfolio may invest in debt obligations that are in default, but such obligations are not expected to exceed 10% of its assets.


               PORTFOLIO INVESTMENTS AND STRATEGIES


     The following investment policies and techniques have been adopted by each Fund or Portfolio as indicated. Unless otherwise noted, for purposes of discussion under Portfolio Investments and Strategies, Investment Restrictions, and Additional Investment Considerations, the term "the Fund" refers to each Fund and each Portfolio.


Taxable Securities

     Assets of each Fund that are not invested in Municipal Securities may be held in cash or invested in short-term taxable investments /3/ such as: (1) U.S. Government bills, notes and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government (including obligations not backed by the full faith and credit of the U.S. Government); (3) in the case of Intermediate Municipals and High-Yield Municipals Portfolio, other money market instruments, and in the case of Municipal Money Portfolio and Managed Municipals, other money market instruments such as certificates of deposit and bankers' acceptances of domestic banks having total assets in excess of $1 billion, and corporate commercial paper rated Prime-1 by Moody's or A-1 by S&P at the time of purchase, or, if unrated, issued or guaranteed by an issuer with outstanding debt rated Aa or better by Moody's or AA or better by S&P; and (4) repurchase agreements (defined in the Glossary) with banks and, for all Funds except Managed Municipals, securities dealers. Municipal Money Portfolio limits repurchase agreements to those that are short-term, subject to item (g) under Investment Restrictions (although the underlying securities may not be short-term). Managed Municipals limits repurchase agreements to those in which the underlying collateral consists of securities that the Fund may purchase directly.
------------
/3/ In the case of Municipal Money Fund, Municipal Money Portfolio, and Managed Municipals, the policies described in this paragraph are fundamental.
------------

AMT Securities

     Although the Funds currently limit their investments in Municipal Securities to those the interest on which is exempt from the regular federal income tax, each Fund may invest 100% of its total assets in Municipal Securities the interest on which is subject to the federal alternative minimum tax ("AMT").

Private Placements

     Each Fund may invest in securities that are purchased in private placements (including privately placed securities eligible for purchase and sale under Rule 144A of the Securities Act of 1933 ["1933 Act"]) and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when the Adviser believes it is advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value.

Rule 144A Securities

     Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction of investing no more than 10% of its net assets in illiquid securities for all Funds other than High-Yield Municipals Portfolio and no more than 15% for that Fund. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% of its assets in illiquid securities for all Funds other than High-Yield Municipals Portfolio and no more than 15% for that Fund.
Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. No Fund expects to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by the Adviser.

Standby Commitments

     Each Fund may obtain standby commitments when it purchases Municipal Securities. A standby commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price on certain dates or within a specified period. A Fund will acquire standby commitments solely to facilitate portfolio liquidity and not with a view to exercising them at a time when the exercise price may exceed the current value of the underlying securities. If the exercise price of a standby commitment held by a Fund should exceed the current value of the underlying securities, a Fund may refrain from exercising the standby commitment in order to avoid causing the issuer of the standby commitment to sustain a loss and thereby jeopardizing the Fund's business relationship with the issuer. A Fund will enter into standby commitments only with banks and securities dealers that, in the opinion of the Adviser, present minimal credit risks. However, if a securities dealer or bank is unable to meet its obligation to repurchase the security when a Fund exercises a standby commitment, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. Standby commitments will be valued at zero in determining each Fund's net asset value. The Trust has received an opinion of Bell, Boyd & Lloyd, counsel to the Trust, that interest earned by the Funds on Municipal Securities will continue to be exempt from the regular federal income tax regardless of the fact that the Fund holds standby commitments with respect to such Municipal Securities.

Participation Interests

     Each Fund may purchase participation interests in all or part of specific holdings of Municipal Securities, but does not intend to do so unless the tax-exempt status of those participation interests or certificates of participation is confirmed to the satisfaction of the Board of Trustees, which may include consideration of an opinion of counsel as to the tax-exempt status. Each participation interest would meet the prescribed quality standards of the Fund or be backed by an irrevocable letter of credit or guarantee of a bank that meets the prescribed quality standards of the Fund. (See Investment Policies.) Some participation interests are illiquid securities.

     Each Fund may also purchase participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are secured by leased property, disposition of the property in the event of foreclosure might prove difficult. Each Fund will seek to minimize these risks by investing primarily in those "non-appropriation" lease obligations where (1) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality,
(2) the lease obligor has maintained good market acceptability in the past, (3) the investment is of a size that will be attractive to institutional investors, and (4) the underlying leased equipment has elements of portability and/or use that enhance its marketability in the event foreclosure on the underlying equipment were ever required.

     The Board of Trustees has delegated to the Adviser the responsibility to determine the credit quality of participation interests. The determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors may include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer.

     Tender option bonds are not included in the calculation of the 5% total net asset limitation for participation interests.

When-Issued and Delayed-Delivery Securities; Forward Commitments

     Each Fund may purchase securities on a when-issued or delayed-delivery basis or purchase forward commitments, as described in the Prospectus. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if it is deemed advisable for investment reasons. Securities purchased in this manner involve a risk of loss if the value of the security purchased declines before settlement date.

     At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government or other "high grade" debt obligations) of the Fund having a value of at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation.

Short Sales Against the Box

     Each Fund may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. A Fund may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

     In a short sale against the box, a Fund does not deliver from its portfolio the securities sold. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. The Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. A Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

     Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of each Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. No Fund currently expects that more than 5% of its total assets would be involved in short sales against the box.

Repurchase Agreements

     Each Fund may invest in repurchase agreements, provided that it will not invest more than 15% (High-Yield Municipals Portfolio) or 10% (Managed Municipals, Intermediate Municipals, and Municipal Money Portfolio) of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to a Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, a Fund could experience both losses and delays in liquidating its collateral.

Borrowings; Reverse Repurchase Agreements

     Subject to restriction (iv) under Investment Restrictions, each Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

     Each Fund may also enter into reverse repurchase agreements (defined in the Glossary) with banks and securities dealers. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. The Funds did not enter into reverse repurchase agreements during the last year and have no present intention to do so.

     A Fund's reverse repurchase agreements and any other borrowings may not exceed 33 1/3% of its total assets, and the Fund may not purchase additional securities when its borrowings, less proceeds receivable from the sale of portfolio securities, exceed 5% of its total assets.

Rated Securities

     The rated securities described under Investment Policies above for each Fund except for Municipal Money Portfolio include obligations given a rating conditionally by Moody's or provisionally by S&P.

     Except with respect to Municipal Securities with a demand feature (see the definition of "short-term" in the Glossary) acquired by Municipal Money Portfolio, the fact that the rating of a Municipal Security held by a Fund may be lost or reduced below the minimum level applicable to its original purchase by a Fund does not require that obligation to be sold, but the Adviser will consider such fact in determining whether that Fund should continue to hold the obligation. In the case of Municipal Securities with a demand feature acquired by Municipal Money Portfolio, if the quality of such a security falls below the minimum level applicable at the time of acquisition, the Fund must dispose of the security within a reasonable period of time either by exercising the demand feature or by selling the security in the secondary market, unless the Board of Trustees determines that it is in the best interests of the Fund and its shareholders to retain the security.

     To the extent that the ratings accorded by Moody's, S&P, or Fitch IBCA for Municipal Securities may change as a result of changes in such organizations, or changes in their rating systems, each Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with its investment policies. The Board of Trustees is required to review such ratings with respect to Municipal Money Portfolio.

Zero Coupon Bonds

     Each of Intermediate Municipals, Managed Municipals, and High-Yield Municipals Portfolio may invest in zero coupon bonds.
A zero coupon bond is a bond that does not pay interest for its entire life. The market prices of zero coupon bonds are affected to a greater extent by changes in prevailing levels of interest rates and thereby tend to be more volatile in price than securities that pay interest periodically. In addition, because a Fund accrues income with respect to these securities prior to the receipt of such interest, it may have to dispose of portfolio securities under disadvantageous circumstances in order to obtain cash needed to pay income dividends in amounts necessary to avoid unfavorable tax consequences.

Tender Option Bonds; Trust Receipts

     Each Fund may purchase tender option bonds and trust receipts. A tender option bond is a Municipal Security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Securities and for other reasons. A Fund may invest up to 10% of net assets in tender option bonds and trust receipts.

Interfund Borrowing and Lending Program

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may lend money to and borrow money from other mutual funds advised by the Adviser. A Fund will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

Portfolio Turnover

     Although the Funds do not purchase securities with a view toward rapid turnover, there are no limitations on the length of time that portfolio securities must be held. As a result, the turnover rate may vary from year to year. A high rate of portfolio turnover, if it should occur, may result in the realization of capital gains or losses, and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

     For further information on the portfolio turnover rate of each Fund, see Financial Highlights and Risks and Investment
Considerations in the Prospectus and Additional Tax Considerations herein.

Options

     Each of Intermediate Municipals, Managed Municipals, and High-Yield Municipals Portfolio is permitted to purchase and to write both call options and put options on debt or other securities or indexes in standardized contracts traded on U.S. securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq, and agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     Currently there are no publicly-traded options on individual tax-exempt securities. However, it is anticipated that such instruments may become available in the future.

     An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of an index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of the option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators.)

     A Fund is permitted to write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

     A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

     A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated with Options. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities markets and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased.

Futures Contracts and Options on Futures Contracts

     Each of Intermediate Municipals, Managed Municipals, and High-Yield Municipals Portfolio may enter into interest rate futures contracts and index futures contracts. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index (such as The Bond Buyer Municipal Bond Index) /4/ at a specified price and time. A public market exists in futures contracts covering a number of indexes as well as the following financial instruments:
U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. It is expected that other futures contracts will be developed and traded. A Fund will engage in transactions involving new futures contracts (or options thereon) if, in the opinion of the Board of Trustees, they are appropriate instruments for the Fund.
-----------
/4/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made. The Bond Buyer Municipal Bond Index is based on The Bond Buyer index of 40 actively-traded long-term general obligation and revenue bonds carrying at least an A rating by Moody's or S&P.
--------------

     Each Fund may purchase and write call options and put options on futures contracts (futures options). Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or a short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates which might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.


     The success of any futures technique depends on accurate predictions of changes in the level and direction of interest rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, the Adviser might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.


     A Fund will only enter into futures contracts and futures options that are standardized and traded on a U.S. exchange, board of trade or similar entity, or quoted on an automated quotation system.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous trading day. In computing daily net asset value, each Fund will mark to market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales, as the case may be, of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Risks Associated with Futures. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and debt securities, including technical influences in futures and futures options trading and differences between the financial instruments and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Limitations on Options and Futures

     If options, futures contracts, or futures options of types other than those described herein or in the prospectus are traded in the future, each of Intermediate Municipals, Managed Municipals, and High-Yield Municipals Portfolio may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Fund's investment objective.

     A Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money" (as defined in the Glossary), would exceed 5% of the Fund's total assets.

     When purchasing a futures contract or writing a put on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contracts. When writing a call option on a futures contract, a Fund similarly will maintain cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

     A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent a Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," each Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of a Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].

Taxation of Options and Futures

     If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities. For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on options, futures and futures options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

     In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

     Each Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised of the nature of the payments.

     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                  INVESTMENT RESTRICTIONS

     The Funds and Portfolios operate under the following investment restrictions. Restrictions that are fundamental policies, as indicated below, may not be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Glossary). A Fund or Portfolio may not:

     (i) invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of investment) would be invested in the securities of any one issuer (for this purpose, the issuer(s) of a security being deemed to be only the entity or entities whose assets or revenues are subject to the principal and interest obligations of the security), other than obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities or repurchase agreements for such securities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund [however, in the case of a guarantor of securities (including an issuer of a letter of credit), the value of the guarantee (or letter of credit) may be excluded from this computation if the aggregate value of securities owned by it and guaranteed by such guarantor (plus any other investments in securities issued by the guarantor) does not exceed 10% of its total assets];/5/ /6/
--------------
/5/ In the case of a security that is insured as to payment of principal and interest, the related insurance policy is not deemed a security, nor is it subject to this investment restriction.
/6/ Notwithstanding the foregoing, and in accordance with Rule 2a-7 of the Investment Company Act of 1940 (the "Rule"), Municipal Money Fund and Municipal Money Portfolio will not, immediately after the acquisition of any security (other than a Government Security or certain other securities as permitted under the Rule), invest more than 5% of its total assets in the securities of any one issuer; provided, however, that each may invest up to 25% of its total assets in First Tier Securities (as that term is defined in the Rule) of a single issuer for a period of up to three business days after the purchase thereof.
--------------

     (ii) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities (this restriction does not apply to securities purchased on a when-issued or delayed-delivery basis or to reverse repurchase agreements), [Intermediate Municipals, Managed Municipals, High-Yield Municipals Fund, and High-Yield Municipals Portfolio only] but it may make margin deposits in connection with futures and options transactions;

     (iii) make loans, although it may (a) participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets; (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

     (iv) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes and (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

     (v) mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by it except (a) as may be necessary in connection with borrowings mentioned in (iv) above, and [Intermediate Municipals, Managed Municipals, High-Yield Municipals Fund, and High-Yield Municipals Portfolio only] (b) it may enter into futures and options transactions;

     (vi) invest more than 25% of its total assets (taken at market value at the time of each investment) in securities of non-governmental issuers whose principal business activities are in the same industry, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (vii) purchase portfolio securities for the Fund from, or sell portfolio securities to, any of the officers, directors, or trustees of the Trust or of its investment adviser;

     (viii) purchase or sell commodities or commodities contracts or oil, gas, or mineral programs, [Intermediate Municipals, Managed Municipals, High-Yield Municipals Fund and High-Yield Municipals Portfolio only] except that it may enter into futures and options transactions;

     (ix) [Municipal Money Fund only] purchase any securities other than those described under Investment Policies-Municipal Money Fund, and under Portfolio Investments and Strategies; [Managed Municipals only] purchase any securities other than those described under Investment Policies-Managed Municipals and under Portfolio Investments and Strategies; or

     (x) issue any senior security except to the extent permitted under the Investment Company Act of 1940.

     The above restrictions (other than material within brackets) are fundamental policies of the Funds and Portfolios. The Funds and Portfolios have also adopted the following restrictions that may be required by various laws and administrative positions. These restrictions are not fundamental. None of the following restrictions shall prevent Municipal Money Fund, Intermediate Municipals, Managed Municipals, or High-Yield Municipals Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially similar investment policies as the Fund. No Fund or Portfolio may:

     (a) own more than 10% of the outstanding voting securities of an issuer;

     (b) invest in companies for the purpose of exercising control or management;

     (c) make investments in the securities of other investment companies, except in connection with a merger, consolidation, or reorganization;

     (d) purchase or sell real estate (other than Municipal
Securities or money market securities secured by real estate or interests therein or such securities issued by companies which invest in real estate or interests therein);

     (e) act as an underwriter of securities, except that it may participate as part of a group in bidding, or bid alone, for the purchase of Municipal Securities directly from an issuer for its own portfolio;

     (f) sell securities short unless (1) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (2) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that it may purchase standby commitments and securities subject to a demand feature entitling it to require sellers of securities to the Fund to repurchase them upon demand by the Fund [Intermediate Municipals, Managed Municipals, High-Yield Municipals Fund, and High-Yield Municipals Portfolio only] and that transactions in options, futures, and options on futures are not treated as short sales;

     (g) [Municipal Money Fund, Municipal Money Portfolio, Intermediate Municipals, and Managed Municipals only] invest more than 10% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days; [High-Yield Municipals Fund and High-Yield Municipals Portfolio only] invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

     (h) purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

     (i) invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock
Exchange;

     (j) [Intermediate Municipals, Managed Municipals, High-Yield Municipals Fund, and High-Yield Municipals Portfolio only] write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

     (k) [Intermediate Municipals, Managed Municipals, High-Yield Municipals Fund, and High-Yield Municipals Portfolio only] purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions.

               ADDITIONAL INVESTMENT CONSIDERATIONS

     Medium-quality Municipal Securities are obligations of municipal issuers that, in the opinion of the Adviser, possess adequate, but not outstanding, capacities to service the obligations. Lower-quality Municipal Securities are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds." The characteristics attributed to medium- and lower-quality obligations by the Adviser are much the same as those attributed to medium- and lower-quality obligations by rating services (see the Appendix to the Prospectus). Because many issuers of medium- and lower-quality Municipal Securities choose not to have their obligations rated by a rating agency, many of the obligations in the Fund's portfolio may be unrated.

     Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt this market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

     Medium- and lower-quality debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund may have greater difficulty selling its portfolio securities.

     The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.

     Lawsuits challenging the validity under state constitutions of present systems of financing public education have been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school financing in some states. In other instances there have been lawsuits challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon. In addition, from time to time proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on Municipal Securities, and similar proposals may be introduced in the future. Some of the past proposals would have applied to interest on Municipal Securities issued before the date of enactment, which would have adversely affected their value to a material degree. If such proposals are enacted, the availability of Municipal Securities for investment by the Funds and the value of the Funds' portfolios would be affected and, in such an event, the Funds would reevaluate their investment objectives and policies.

     Because the Funds may invest in industrial development bonds, the Funds' shares may not be an appropriate investment for "substantial users" of facilities financed by industrial development bonds or for "related persons of substantial users."

     In addition, the Funds invest in Municipal Securities issued after the effective date of the Tax Reform Act of 1986 (the "1986 Act"), which may be subject to retroactive taxation if they fail to continue to comply after issuance with certain requirements imposed by the 1986 Act.

     Although the banks and securities dealers from which a Fund may acquire repurchase agreements and standby commitments, and the entities from which a Fund may purchase participation interests in Municipal Securities, will be those that the Adviser believes to be financially sound, there can be no assurance that they will be able to honor their obligations to the Fund.

                        *    *    *    *    *

     The Adviser seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to build wealth for generations, it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns, as appropriate for the particular client or managed account.

     Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?
It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type.
However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

     In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.

     In addition, the Adviser believes that investment in a high yield fund provides an opportunity to diversify an investment portfolio because the economic factors that affect the performance of high-yield, high-risk debt securities differ from those that affect the performance of high-quality debt securities or equity securities.

                     PURCHASES AND REDEMPTIONS

     Purchases and redemptions are discussed in the Prospectus under the headings How to Purchase Shares, How to Redeem Shares, Net Asset Value, and Shareholder Services, and that information is incorporated herein by reference. The Prospectus discloses that you may purchase (or redeem) shares through investment dealers, banks, or other institutions. It is the responsibility of any such institution to establish procedures insuring the prompt transmission to the Trust of any such purchase order. The state of Texas has asked that mutual funds disclose in their Statement of Additional Information, as a reminder to any such bank or institution, that it must be registered as a dealer in Texas.


     You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). These Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by the Trust. There are no charges or limitations imposed by the Trust, other than those described in the prospectus, if shares are purchased (or redeemed) directly from the Trust. Some Intermediaries that maintain nominee accounts with the Funds for their clients for whom they hold Fund shares charge an annual fee of up to 0.35% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. The Adviser and the Funds' transfer agent share in the expense of these fees, and the Adviser pays all sales and promotional expenses.

     Each Fund's net asset value is determined on days on which the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of a Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time.


     The Trust intends to pay all redemptions in cash and is obligated to redeem shares of a Fund solely in cash up to the lesser of $250,000 or one percent of the net assets of that Fund during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

     Although Municipal Money Fund does not currently charge a fee to its shareholders for the use of the special Check-Writing Redemption Privilege offered by that Fund, described under How to Redeem Shares in the Prospectus, the Fund pays for the cost of printing and mailing checks to its shareholders and pays charges of the bank for payment of each check. The Trust reserves the right to establish a direct charge to shareholders for use of the Privilege and both the Trust and the bank reserve the right to terminate this service.

     The Trust reserves the right to suspend or postpone redemptions of shares of any Fund during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of such Fund not reasonably practicable.


     The Trust reserves the right to redeem shares in any account and send the proceeds to the owner of record if the shares in the account do not have a value of at least $1,000. If the value of the account is more than $10, a shareholder would be notified that his account is below the minimum and would be allowed 30 days to increase the account before the redemption is processed. The Trust reserves the right to redeem any account with a value of $10 or less without prior written notice to the shareholder. Due to the proportionately higher costs of maintaining small accounts, the transfer agent may charge and deduct from the account a $5 per quarter minimum balance fee if the account is a regular account with a balance below $2,000 or an UGMA account with a balance below $800. This minimum balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more, (2) Stein Roe IRAs, (3) other Stein Roe prototype retirement plans, (4) accounts with automatic investment plans (unless regular investments have been discontinued), or (5) omnibus or nominee accounts. The transfer agent may waive the fee, at its discretion, in the event of significant market corrections. The Agreement and Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.


                            MANAGEMENT

     The following table sets forth certain information with respect to the trustees and officers of the Trust:

                           Position(s) held          Principal occupation(s)
Name                       with the Trust            during past five years
------------------         ------------------------  -----------------------------------

William D. Andrews, 51 (4) Executive Vice-President Executive vice president of Stein Roe & Farnham
                                                    Incorporated (the "Adviser")

Gary A. Anetsberger, 42(4) Senior Vice-President    Chief financial officer and chief administrative
                                                    officer of the Mutual Funds division of the Adviser;
                                                    senior vice president of the Adviser since April 1996;
                                                    vice president of the Adviser prior thereto

William W. Boyd, 71        Trustee                  Chairman and director of Sterling Plumbing
  (2)(3)(4)                                         (manufacturer of plumbing products)

Thomas W. Butch, 41        Trustee; President       President of the Mutual Funds division and director of
  (1)(2)(4)                                         the Adviser since March 1998; senior vice president of
                                                    the Adviser from Sept. 1994 to March 1998; first vice
                                                    president, corporate communications, of Mellon Bank
                                                    Corporation prior thereto

Kevin M. Carome, 42 (4)    Vice-President;          Associate General Counsel and (since Feb. 1995) Vice
                           Assistant Secretary      President of Liberty Financial Companies, Inc.; General
                                                    Counsel and Secretary of the Adviser since Jan. 1998

Lindsay Cook, 46 (1) (4)   Trustee                  Executive vice president of Liberty Financial
                                                    Companies, Inc. (the indirect parent of the Adviser)
                                                    since March 1997; senior vice president prior thereto

Joanne T. Costopoulos, 51  Vice-President           Senior portfolio manager of the Adviser; senior vice
                                                    president of the Adviser since Nov. 1995; vice
                                                    president of the Adviser from Jan. 1994 to Nov. 1995;
                                                    associate of the Adviser prior thereto

Douglas A. Hacker,43(3)(4) Trustee                  Senior vice president and chief financial officer of
                                                    UAL, Inc. (airline) since July 1994; senior vice
                                                    president, finance of UAL, Inc. prior thereto

Loren A. Hansen, 50 (4)    Executive Vice-President Chief investment officer/equity of Colonial Management
                                                    Associates, Inc. since 1997; executive vice president
                                                    of the Adviser since Dec. 1995; vice president of The
                                                    Northern Trust (bank) prior thereto

Janet Langford Kelly, 40   Trustee                  Senior vice president, secretary and general counsel of
  (3)(4)                                            Sara Lee Corporation (branded, packaged, consumer-
                                                    products manufacturer) since 1995; partner, Sidley &
                                                    Austin (law firm) prior thereto

Lynn C. Maddox, 57         Vice-President           Senior vice president of the Adviser

Charles R. Nelson,57(3)(4) Trustee                  Van Voorhis Professor of Political Economy of the
                                                    University of Washington

Nicolette D. Parrish,48(4) Vice-President;          Senior legal assistant for the Adviser
                           Assistant Secretary

Sharon R. Robertson, 36(4) Controller               Accounting manager for the Adviser's Mutual Funds
                                                    division

Janet B. Rysz, 43 (4)      Assistant Secretary      Senior legal assistant and assistant secretary of the
                                                    Adviser

Thomas C. Theobald, 61     Trustee                  Managing director, William Blair Capital Partners
   (3)(4)                                           (private equity fund) since 1994; chief executive
                                                    officer and chairman of the Board of Directors of
                                                    Continental Bank Corporation, 1987-1994

Scott E. Volk, 27 (4)      Treasurer                Financial reporting manager for the Adviser's Mutual
                                                    Funds division since Oct. 1997; senior auditor with
                                                    Ernst & Young LLP from Sept. 1993 to April 1996 and
                                                    from Oct. 1996 to Sept. 1997; financial analyst with
                                                    John Nuveen & Company Inc. from May 1996 to Sept. 1996

Veronica M. Wallace, 52    Vice-President           Vice president of the Adviser since March 1998;
                                                    portfolio manager for the Adviser since Sept. 1995;
                                                    trader in taxable short-term instruments for the
                                                    Adviser prior thereto

Heidi J. Walter, 31 (4)    Vice-President;          Vice president of the Adviser since March 1998; senior
                           Secretary                legal counsel for the Adviser since Feb. 1998; legal
                                                    counsel for the Adviser from March 1995 to Jan. 1998;
                                                    associate with Beeler Schad & Diamond, PC (law firm)
                                                    prior thereto

Hans P. Ziegler, 57 (4)    Executive Vice-President Chief executive officer of the Adviser since May 1994;
                                                    president of the Investment Counsel division of the
                                                    Adviser prior thereto

Margaret O. Zwick, 32 (4)  Assistant Treasurer      Project manager for the Adviser's Mutual Funds division
                                                    since April 1997; compliance manager, Aug. 1995 to
                                                    April 1997; compliance accountant, Jan. 1995 to July
                                                    1995; section manager, Jan. 1994 to Jan. 1995;
                                                    supervisor prior thereto

____________________________
(1) Trustee who is an "interested person" of the Trust and of the Adviser, as defined in the Investment Company Act of 1940.
(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4) This person also holds the corresponding officer or trustee position with SR&F Base Trust.


     Certain of the trustees and officers of the Trust and of SR&F Base Trust are trustees or officers of other investment companies managed by the Adviser. Mr. Anetsberger, Mr. Butch, and Ms. Walter are also officers of Liberty Funds Distributor, Inc., the Funds' distributor. The address of Mr. Boyd is 2900 Golf Road, Rolling Meadows, Illinois 60008; that of Mr. Cook is 600 Atlantic Avenue, Boston, MA 02210; that of Mr. Hacker is P.O. Box 66100, Chicago, IL 60666; that of Ms. Kelly is Three First National Plaza, Chicago, Illinois 60602; that of Mr. Nelson is Department of Economics, University of Washington, Seattle, Washington 98195; that of Mr. Theobald is Suite 3300, 222 West Adams Street, Chicago, IL 60606; and that of the officers is One South Wacker Drive, Chicago, Illinois 60606.

     Officers and trustees affiliated with the Adviser serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or the Adviser are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth compensation paid during the fiscal year ended June 30, 1998 to each of the trustees:

                                          Compensation from the
                                          Stein Roe Fund Complex*
                                          -----------------------
                  Aggregate Compensation     Total       Average
Name of Trustee       from the Trust      Compensation  Per Series
------------------- --------------------  ------------  ----------
Timothy K. Armour**       -0-                 -0-          -0-
Thomas W. Butch**         -0-                 -0-          -0-
Lindsay Cook              -0-                 -0-          -0-
Kenneth L. Block**     $  7,150           $   49,000      $1,114
William W. Boyd          15,150              124,552       2,831
Douglas A. Hacker        13,950              120,198       2,732
Janet Langford Kelly     13,950              117,000       2,659
Francis W. Morley**       7,150               49,000       1,114
Charles R. Nelson        15,150              124,202       2,823
Thomas C. Theobald       13,950              120,198       2,732
_______________
 * At June 30, 1998, the Stein Roe Fund Complex consisted of four series of the Trust, four series of Stein Roe Income Trust, one series of Stein Roe Institutional Trust, 11 series of Stein Roe Investment Trust, 10 series of Stein Roe Advisor Trust, one series of Stein Roe Trust, and 13 series of SR&F Base Trust.
** Messrs. Block and Morley retired as trustees on Dec. 31, 1997.
   Mr. Armour resigned as a trustee and Mr. Butch was elected a trustee on April 14, 1998.


                        FINANCIAL STATEMENTS


     Please refer to the Funds' June 30, 1998 Financial Statements (statements of assets and liabilities and schedules of investments as of June 30, 1998 and the statements of operations, changes in net assets, and notes thereto) and the report of independent auditors contained in the June 30, 1998 Annual Report of the Funds. The Financial Statements and the report of independent auditors (but no other material from the Annual Report) are incorporated herein by reference. The Annual Report may be obtained at no charge by telephoning 800-338-2550.


                      PRINCIPAL SHAREHOLDERS


     As of September 30, 1998, the only persons known by the Trust to own of record or "beneficially" 5% or more of the outstanding shares of any Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 were as follows:
                                                     Approximate %
                                                    of Outstanding
Name and Address                    Fund              Shares Held
----------------------      ----------------------  --------------
U.S. Bank National           Municipal Money Fund           11.43%
  Association*               Intermediate Municipals        21.81
410 N. Michigan Avenue       Managed Municipals              7.17
Chicago, IL 60611            High-Yield Municipals Fund     13.17

Charles Schwab & Co., Inc.** Intermediate Municipals        11.57
Attn: Mutual Fund Dept.      High-Yield Municipals Fund     12.35
101 Montgomery Street
San Francisco, CA  94104
___________________
 *Shares held as custodian.
**Shares held for accounts of customers.

     The following table shows shares of the Funds as of September 30, 1998, held by the categories of persons indicated and in each case the approximate percentage of outstanding shares represented:

                     Clients of the Adviser
                     in their Client Accounts*  Trustees and Officers
                     -------------------------  ---------------------
                      Shares Held   Percent     Shares Held   Percent
                      -----------   -------     -----------   -------
Municipal Money Fund   35,975,868     31.22%       303,126       **
Intermediate Municipals 5,834,667     33.29        25,777        **
Managed Municipals     15,849,806     25.75        88,029        **
High-Yield Municipals   6,964,947     24.50        21,024        **
_________________
 *The Adviser may have discretionary authority over such shares and, accordingly, they could be deemed to be owned
  "beneficially" by the Adviser under Rule 13d-3. However, the Adviser disclaims actual beneficial ownership of such shares.
**Represents less than 1% of the outstanding shares.


                 INVESTMENT ADVISORY SERVICES

     Stein Roe & Farnham Incorporated (the "Adviser") serves as investment adviser to Intermediate Municipals, Managed Municipals, High-Yield Municipals Portfolio, and Municipal Money Portfolio. The Adviser also provides administrative services to each Fund and Portfolio. The Adviser is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), the Funds' transfer agent, which is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which is a majority owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912.


     The directors of the Adviser are Kenneth R. Leibler, C. Allen Merritt, Jr., Thomas W. Butch, and Hans P. Ziegler. Mr. Leibler is President and Chief Executive Officer of Liberty Financial; Mr. Merritt is Chief Operating Officer of Liberty Financial; Mr. Butch is President of the Adviser's Mutual Funds division; and Mr. Ziegler is Chief Executive Officer of the Adviser. The business address of Messrs. Leibler and Merritt is Federal Reserve Plaza, Boston, Massachusetts 02210; and that of Messrs. Butch and Ziegler is One South Wacker Drive, Chicago, Illinois 60606.

     The Adviser and its predecessor have been providing investment advisory services since 1932. The Adviser acts as investment adviser to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations, and other institutional investors. As of June 30, 1998, the Adviser managed over $29.1 billion in assets: over $11.2 billion in equities and over $17.9 billion in fixed income securities (including $1.7 billion in municipal securities). The $29.1 billion in managed assets included over $9.3 billion held by open-end mutual funds managed by the Adviser (approximately 14% of the mutual fund assets were held by clients of the Adviser). These mutual funds were owned by over 289,000 shareholders. The $9.3 billion in mutual fund assets included over $748 million in over 42,000 IRA accounts. In managing those assets, the Adviser utilizes a proprietary computer-based information system that maintains and regularly updates information for approximately 9,000 companies. The Adviser also monitors over 1,400 issues via a proprietary credit analysis system. At June 30, 1998, the Adviser employed 18 research analysts and 55 account managers. The average investment-related experience of these individuals was 24 years.


     Stein Roe Counselor [service mark] and Stein Roe Personal Counselor [service mark] are professional investment advisory services offered by the Adviser to Fund shareholders. Each is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial goals and objectives in response to a questionnaire, the Adviser's investment professionals create customized portfolio recommendations. Shareholders participating in Stein Roe Counselor [service mark] are free to self direct their investments while considering the Adviser's recommendations; shareholders participating in Stein Roe Personal Counselor [service mark] enjoy the added benefit of having the Adviser implement portfolio recommendations automatically for a fee of 1% or less, depending on the size of their portfolios. In addition to reviewing shareholders' goals and objectives periodically and updating portfolio recommendations to reflect any changes, the Adviser provides shareholders participating in these programs with a dedicated Counselor [service mark] representative. Other distinctive services include specially designed account statements with portfolio performance and transaction data, newsletters, and regular investment, economic and market updates. A $50,000 minimum investment is required to participate in either program.

     Please refer to the descriptions of the Adviser, administrative agreement, management agreements, fees, expense limitations, and transfer agency services under Management and Fee Table in the Prospectus, which is incorporated herein by reference. The table below shows gross fees paid and any expense reimbursements by the Adviser for the past three fiscal years:


                                     YEAR        YEAR      YEAR
                     TYPE OF         ENDED       ENDED     ENDED
    FUND             PAYMENT        6/30/97     6/30/96   6/30/95
----------------  ------------     --------   --------   ---------
Municipal Money  Advisory fee      $      -   $       -  $ 169,982
  Fund           Administrative fee  308,403    300,244    248,793
                 Reimbursement       195,244    194,629    194,035
Municipal Money
  Portfolio      Management fee      358,516    351,742    289,880
Intermediate
  Municipals     Advisory fee              -          -  1,220,311
                 Management fee      872,480    876,108          -
                 Administrative fee  274,116    274,088          -
                 Reimbursement       226,022    240,300    227,352
Managed Muni-    Advisory fee              -          -  3,261,714
  cipals         Management fee    2,438,272  2,482,110          -
                 Administrative fee  665,818    674,444          -
High-Yield Muni- Advisory fee              -          -  1,549,376
  cipals Fund    Management fee      803,747  1,255,595          -
                 Administrative fee  401,552    368,923          -
High-Yield Muni- Management fee      579,690          -          -
  cipals Portfolio

     The Adviser provides office space and executive and other personnel to the Funds and bears any sales or promotional expenses. Each Fund pays all expenses other than those paid by the Adviser, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

     The administrative agreement provides that the Adviser shall reimburse each Fund to the extent that total annual expenses of the Fund (including fees paid to the Adviser, but excluding taxes, interest, brokers' commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which the shares of such Fund are being offered for sale to the public; however, such reimbursement for any fiscal year will not exceed the amount of the fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses, from time to time, the Adviser may voluntarily waive its fees and/or absorb certain expenses for a Fund, as described in the Prospectus under Fee Table. Any such reimbursements will enhance the yield of such Fund.

     Each management agreement provides that neither the Adviser nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Fund (or Portfolio) for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on the Adviser's part in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under that agreement.

     Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such a manner as the Adviser determines is fair and appropriate, unless otherwise specified by the Board of Trustees.


Bookkeeping and Accounting Agreement


     Pursuant to a separate agreement with the Trust, the Adviser receives a fee for performing certain bookkeeping and accounting services. For these services, the Adviser receives an annual fee of $25,000 per Fund plus .0025 of 1% of average net assets over $50 million. During the fiscal years ended June 30, 1996, 1997 and 1998, the Adviser received aggregate fees of $147,330, $125,437 and $125,832, respectively, from the Trust for services performed under this agreement.


                           DISTRIBUTOR


     Shares of the Funds are distributed by Liberty Funds Distributor, Inc. ("Distributor"), One Financial Center, Boston, MA 02111, under a Distribution Agreement. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (1) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (2) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.


     As agent, the Distributor offers shares of the Funds to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. No sales commission or "12b-1" payment is paid by any Fund. The Distributor offers the Funds' shares only on a best-efforts basis.

                           TRANSFER AGENT

     SSI performs certain transfer agency services for the Trust, as described under Management in the Prospectus. For performing these services, SSI receives payments from Municipal Money Fund of 0.150% of average daily net assets and payments from Intermediate Municipals, Managed Municipals, and High-Yield Municipals Fund of 0.140% of average daily net assets. The Board of Trustees believes the charges by SSI are comparable to those of other companies performing similar services. (See Investment Advisory Services.) Under a separate agreement, SSI also provides certain investor accounting services to each Portfolio.

                            CUSTODIAN

     State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, is the custodian for the Trust and SR&F Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds. The Trusts have authorized the custodian to deposit certain portfolio securities in central depository systems as permitted under federal law. The Funds may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

                      INDEPENDENT AUDITORS

     The independent auditors for the Trust and each Portfolio are Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606. The independent auditors audit and report on the annual financial statements, review certain regulatory reports and the federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trusts.

                     PORTFOLIO TRANSACTIONS

     For the purposes of discussion under Portfolio Transactions, the term "Fund" refers to Municipal Money Fund, Municipal Money
Portfolio, Intermediate Municipals, Managed Municipals, High-Yield Municipals Fund, and High-Yield Municipals Portfolio.


     The Adviser places the orders for the purchase and sale of portfolio securities and options and futures contracts. Portfolio securities are purchased both in underwritings and in the over-the-counter market. The Funds paid no commissions on futures transactions or any other transactions during the past three fiscal years.


     Included in the price paid to an underwriter of a portfolio security is the spread between the price paid by the underwriter to the issuer and the price paid by the purchaser. Purchases and sales of portfolio securities in the over-the-counter market usually are transacted with a broker or dealer on a net basis, without any brokerage commission being paid by a Fund, but do reflect the spread between the bid and asked prices. The Adviser may also transact purchases of portfolio securities directly with the issuers.


     The Adviser's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include the Adviser's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; the Adviser's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and the Adviser's knowledge of actual or apparent operation problems of any broker or dealer. Recognizing the value of these factors, the Adviser may cause a client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction.

     The Adviser has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for clients in those cases where the Adviser has discretion to select the broker or dealer by which the transaction is to be executed. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by the Adviser. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by the Adviser's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Adviser, and reports are made annually to the Board of Trustees.

     Where more than one broker or dealer is believed to be capable of providing a combination of best net price and execution with respect to a particular portfolio transaction, the Adviser often selects a broker or dealer that has furnished it with investment research products or services such as: economic, industry or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized data bases; quotation equipment and services; research or analytical computer software and services; or services of economic and other consultants. Such selections are not made pursuant to any agreement or understanding with any of the brokers or dealers. However, the Adviser does in some instances request a broker to provide a specific research or brokerage product or service which may be proprietary to the broker or produced by a third party and made available by the broker and, in such instances, the broker in agreeing to provide the research or brokerage product or service frequently will indicate to the Adviser a specific or minimum amount of commissions which it expects to receive by reason of its provision of the product or service. The Adviser does not agree with any broker to direct such specific or minimum amounts of commissions; however, the Adviser does maintain an internal procedure to identify those brokers who provide it with research products or services and the value of such products or services, and the Adviser endeavors to direct sufficient commissions on client transactions (including commissions on transactions in fixed income securities effected on an agency basis and, in the case of transactions for certain types of clients, dealer selling concessions on new issues of securities) to ensure the continued receipt of research products or services the Adviser believes are useful.

     In a few instances, the Adviser receives from a broker a product or service which is used by the Adviser both for investment research and for administrative, marketing, or other non-research or brokerage purposes. In such an instance, the Adviser makes a good faith effort to determine the relative proportion of its use of such product or service which is for investment research or brokerage, and that portion of the cost of obtaining such product or service may be defrayed through brokerage commissions generated by client transactions, while the remaining portion of the costs of obtaining the product or service is paid by the Adviser in cash. The Adviser may also receive research in connection with selling concessions and designations in fixed income offerings.

     The Fund does not believe it pays brokerage commissions higher than those obtainable from other brokers in return for research or brokerage products or services provided by brokers. Research or brokerage products or services provided by brokers may be used by the Adviser in servicing any or all of the clients of the Adviser and such research products or services may not necessarily be used by the Adviser in connection with client accounts which paid commissions to the brokers providing such products or services.


     The Board of Trustees of each Trust has reviewed the legal aspects and the practicability of attempting to recapture underwriting discounts or selling concessions included in prices paid by the Funds for purchases of Municipal Securities in underwritten offerings. Each Fund attempts to recapture selling concessions on purchases during underwritten offerings; however, the Adviser will not be able to negotiate discounts from the fixed offering price for those issues for which there is a strong demand, and will not allow the failure to obtain a discount to prejudice its ability to purchase an issue. Each Board periodically reviews efforts to recapture concessions and whether it is in the best interests of the Funds to continue to attempt to recapture underwriting discounts or selling concessions.

                ADDITIONAL INCOME TAX CONSIDERATIONS

     Each Fund and Portfolio intends to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders. Throughout this section, the term "Fund" also refers to a Portfolio.

     Each Fund intends to distribute substantially all of its income, tax-exempt and taxable, including any net realized capital gains, and thereby be relieved of any federal income tax liability to the extent of such distributions. Each Fund intends to retain for its shareholders the tax-exempt status with respect to tax-exempt income received by the Fund. The distributions will be designated as "exempt-interest dividends," taxable ordinary income, and capital gains. The Funds may also invest in Municipal Securities the interest on which is subject to the federal alternative minimum tax. The source of exempt-interest dividends on a state-by-state basis and the federal income tax status of all distributions will be reported to shareholders annually. Such report will allocate income dividends between tax-exempt, taxable income, and alternative minimum taxable income in approximately the same proportions as that Fund's total income during the year. Accordingly, income derived from each of these sources by a Fund may vary substantially in any particular distribution period from the allocation reported to shareholders annually. The proportion of such dividends that constitutes taxable income will depend on the relative amounts of assets invested in taxable securities, the yield relationships between taxable and tax-exempt securities, and the period of time for which such securities are held. Each Fund may, under certain circumstances, temporarily invest its assets so that less than 80% of gross income during such temporary period will be exempt from federal income taxes. (See Investment Policies.)

     Because capital gains distributions reduce net asset value, if a shareholder purchases shares shortly before a record date he will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

     Because the taxable portion of each Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as "exempt-interest dividends," will qualify under the Internal Revenue Code for the dividends received deduction available to corporations.

     Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of a Fund is not deductible for federal income tax purposes. Under rules applied by the Internal Revenue Service to determine whether borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may, depending upon the circumstances, be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

     If you redeem at a loss shares of a Fund held for six months or less, that loss will not be recognized for federal income tax purposes to the extent of exempt-interest dividends you have received with respect to those shares. If any such loss exceeds the amount of the exempt-interest dividends you received, that excess loss will be treated as a long-term capital loss to the extent you receive any long-term capital gain distribution with respect to those shares.

     Persons who are "substantial users" (or persons related thereto) of facilities financed by industrial development bonds should consult their own tax advisors before purchasing shares. Such persons may find investment in the Funds unsuitable for tax reasons. Corporate investors may also wish to consult their own tax advisors before purchasing shares. In addition, certain property and casualty insurance companies, financial institutions, and United States branches of foreign corporations may be adversely affected by the tax treatment of the interest on Municipal Securities.

                        INVESTMENT PERFORMANCE

Municipal Money Fund

     Municipal Money Fund may quote a "Current Yield" or "Effective Yield" or both from time to time. The Current Yield is an annualized yield based on the actual total return for a seven-day period. The Effective Yield is an annualized yield based on a daily compounding of the Current Yield. These yields are each computed by first determining the "Net Change in Account Value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period ("Beginning Account Value"), excluding capital changes. The Net Change in Account Value will always equal the total dividends declared with respect to the account, assuming a constant net asset value of $1.00. A "Tax-Equivalent Yield" is computed by dividing the portion of the "Yield" that is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt.

     The Yields are then computed as follows:

                     Net Change in Account Value            365
                     ---------------------------            ----
     Current Yield = Beginning Account Value            x    7

                  [1 + Net Change in Account Value]365/7
                  --------------------------------------
Effective Yield =     Beginning Account Value               -  1


     For example, the yields of Municipal Money Fund for the seven-day period ended June 30, 1997 were:

                       $0.0.000575346    365
                       --------------    ---
   Current Yield    =    $1.00       x    7             =  3.00%

                        [1+$0.0.000575346]365/7
                         ---------------------
   Effective Yield    =         $1.00             -  1  =  3.04%

Tax-Equivalent Current Yield = 4.97%  (assuming 39.6% tax rate)
Tax-Equivalent Effective Yield = 5.03%  (assuming 39.6% tax rate)

     The average dollar-weighted portfolio maturity for the seven days ended June 30, 1998, was 68 days.


     In addition to fluctuations reflecting changes in net income of the Fund, resulting from changes in its proportionate share of Municipal Money Portfolio's investment income and expenses, the Fund's yield also would be affected if the Fund or Municipal Money Portfolio were to restrict or supplement their respective dividends in order to maintain a net asset value at $1.00 per share. (See Net Asset Value in the Prospectus.) Asset changes resulting from net purchases or net redemptions may affect yield. Accordingly, the Fund's yield may vary from day to day and the yield stated for a particular past period is not a representation as to its future yield. The Fund's yield is not assured and its principal is not insured; however, the Fund will attempt to maintain its net asset value per share at $1.00.

     Comparison of the Fund's yield with those of alternative investments (such as savings accounts, various types of bank deposits, and other money market funds) should be made with consideration of differences between the Fund and the alternative investments, differences in the periods and methods used in the calculation of the yields being compared, and the impact of income taxes on alternative investments.

Intermediate Municipals, Managed Municipals, and High-Yield
Municipals Fund

     Intermediate Municipals, Managed Municipals, and High-Yield Municipals Fund may quote yield figures from time to time. The "Yield" of a Fund is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period. The Yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. A "Tax-Equivalent Yield" is computed by dividing the portion of the Yield that is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Yield that is not tax-exempt.

                                                         6
The Yield formula is as follows:  YIELD = 2[((a-b/cd) +1) - 1]

Where: a =  dividends and interest earned during the period.
            (For this purpose, the Fund will recalculate the yield to maturity based on market value of each portfolio security on each business day on which net asset value is calculated.)
       b  = expenses accrued for the period (net of
            reimbursements).
       c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
       d  = the ending net asset value of the Fund for the period.


For example, the Yields of the Funds for the 30-day period ended
June 30, 1998, were:

Intermediate Municipals
Yield = 3.84%
Tax-Equivalent Yield = 6.36%
(assuming 39.6% tax rate)

Managed Municipals
Yield = 4.28%
Tax-Equivalent Yield = 7.09%
(assuming 39.6% tax rate)

High-Yield Municipals Fund
Yield = 4.45%
Tax-Equivalent Yield = 7.37%
(assuming 39.6% tax rate)
All Funds


     Each Fund may quote total return figures from time to time.
A "Total Return" on a per share basis is the amount of dividends distributed per share plus or minus the change in the net asset value per share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value. A Fund may also quote tax-equivalent total return figures or other tax-equivalent measures of performance.

                                                                 n
Average Annual Total Return is computed as follows:  ERV  = P(1+T)

  Where:  P  =  a hypothetical initial payment of $1,000.
          T  =  average annual total return.
          n  =  number of years.
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion thereof).


     For example, for a $1,000 investment in a Fund, the "Total
Return," the "Total Return Percentage," and the "Average Annual
Total Return" at June 30, 1998, were:

                                     TOTAL RETURN   AVERAGE ANNUAL
FUND                   TOTAL RETURN   PERCENTAGE     TOTAL RETURN
---------------------  ------------  ------------   -------------
Municipal Money Fund
   1 year                 $1,031         3.10%           3.10%
   5 years                 1,150        15.04            2.84
   10 years                1,414        41.43            3.53

Intermediate Municipals
   1 year                  1,068         6.84            6.84
   5 years                 1,301        30.10            5.40
   10 years                1,966        96.61            6.99

Managed Municipals
   1 year                  1,084         8.37            8.37
   5 years                 1,335        33.50            5.95
   10 years                2,157       115.74            7.99

High-Yield Municipals Fund
   1 year                  1,083         8.32            8.32
   5 years                 1,381        38.12            6.67
   10 years                2,163       116.32            8.02


     Investment performance figures assume reinvestment of all dividends and distributions, and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.


     A Fund may note its mention in newspapers, magazines, or other media from time to time. However, the Funds assume no responsibility for the accuracy of such data. Newspapers and magazines that might mention the Funds include, but are not limited to, the following:


Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business
Consumer Reports
Consumer Digest
Dow Jones Investment Advisor
Dow Jones Newswire
Fee Advisor
Financial Planning
Financial World
Forbes
Fortune
Fund Action
Fund Marketing Alert
Gourmet
Individual Investor
Investment Dealers' Digest
Investment News
Investor's Business Daily
Kiplinger's Personal Finance Magazine
Knight-Ridder
Lipper Analytical Services
Los Angeles Times
Louis Rukeyser's Wall Street
Money
Money on Line
Morningstar
Mutual Fund Market News
Mutual Fund News Service
Mutual Funds Magazine
Newsday
Newsweek
New York Daily News
The New York Times
No-Load Fund Investor
Pension World
Pensions and Investment
Personal Investor
Physicians Financial News
Jane Bryant Quinn (syndicated column)
Reuters
The San Francisco Chronicle
Securities Industry Daily
Smart Money
Smithsonian
Strategic Insight
Street.com
Time
Travel & Leisure
USA Today
U.S. News & World Report
Value Line
The Wall Street Journal
The Washington Post
Working Women
Worth
Your Money


     In advertising and sales literature, a Fund may compare its yield and performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Funds believe to be generally accurate.


     All of the Funds may compare their performance to the Consumer Price Index (All Urban), a widely-recognized measure of inflation.

Municipal Money Fund

     Municipal Money Fund may compare its yield to the average yield of the following: Donoghue's Money Fund Averages(tm)-
Stockbroker and General Purpose categories; and the Lipper All
Short-Term Tax-Free Categories(tm).

     Municipal Money Fund may also compare its tax-equivalent yield to the average rate for the taxable fund category for the aforementioned services. Should these services reclassify the Fund into a different category or develop (and place the Fund into) a new category, the Fund may compare its performance, rank, or yield with those of other funds in the newly-assigned category as published by the service.

     Investors may desire to compare Municipal Money Fund's performance and features to that of various bank products. The Fund may compare its tax-equivalent yield to the average rates of bank and thrift institution money market deposit accounts, Super N.O.W. accounts, and certificates of deposit. The rates published weekly by the BANK RATE MONITOR(c), a North Palm Beach (Florida) financial reporting service, in its BANK RATE MONITOR(c) National Index are averages of the personal account rates offered on the Wednesday prior to the date of publication by one hundred leading banks and thrift institutions in the top ten Consolidated Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. Super N.O.W. accounts generally offer unlimited checking, while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution. Bank account deposits may be insured. Shareholder accounts in the Fund are not insured. Bank passbook savings accounts compete with money market mutual fund products with respect to certain liquidity features but may not offer all of the features available from a money market mutual fund, such as check writing. Bank passbook savings accounts normally offer a fixed rate of interest while the yield of the Fund fluctuates. Bank checking accounts normally do not pay interest but compete with money market mutual funds with respect to certain liquidity features (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of the Fund are redeemable at the next determined net asset value (normally, $1.00 per share) after a request is received, without charge.

Intermediate Municipals, Managed Municipals, and High-Yield
Municipals Fund


     Intermediate Municipals, Managed Municipals, and High-Yield
Municipals Fund may compare performance to the benchmarks indicated below:


Benchmark                              Fund(s)
------------------------------------   ---------------------------
Lehman Brothers Municipal Bond Index   High-Yield Municipals Fund,
                                       Managed Municipals
Lehman Brothers 10-Year Municipal
  Bond Index                           Intermediate Municipals
Lehman Brothers 7-Year Municipal
  Bond Index                           Intermediate Municipals
Lipper Intermediate (5-10 year)
  Municipal Bond Funds Average         Intermediate Municipals
Lipper General Municipal Bond Funds
  Average                              Managed Municipals
Lipper High-Yield Municipal Bond
  Funds Average                        High-Yield Municipals Fund
Lipper Municipal Bond Fund Average     Intermediate Municipals,
                                       Managed Municipals,
                                       High-Yield Municipals Fund
Morningstar Municipal Bond
  (General) Funds Average              Managed Municipals,
Intermediate Municipals
Morningstar Municipal Bond (High-
  Yield) Funds Average                 High-Yield Municipals Fund
Morningstar Long-Term Tax-Exempt
  Fund Average                         High-Yield Municipals Fund,
                                       Intermediate Municipals,
                                       Managed Municipals

     The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Funds may also use comparative performance as computed in a ranking by those services or category averages and rankings provided by another independent service. Should these services reclassify a Fund to a different category or develop (and place a Fund into) a new category, that Fund may compare its performance or rank with those of other funds in the newly-assigned category (or the average of such category) as published by the service.

     In advertising and sales literature, a Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of its monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

     Investors may desire to compare a Fund's performance to that of various bank products. A Fund may compare its tax-equivalent yield to the average rates of bank and thrift institution certificates of deposit. The rates published weekly by the BANK RATE MONITOR(c), a North Palm Beach (Florida) financial reporting service, in its BANK RATE MONITOR(c) National Index are averages of the personal account rates offered on the Wednesday prior to the date of publication by one hundred leading banks and thrift institutions in the top ten Consolidated Standard Metropolitan Statistical Areas. Bank account minimums range upward from $2,500 in each institution and compounding methods vary. Rates are subject to change at any time specified by the institution. A Fund's net asset value and investment return will vary. Bank account deposits may be insured; Fund accounts are not insured. Bank certificates of deposit may offer fixed or variable rates for a set term. Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of the Fund are redeemable at the next determined net asset value after a request is received, without charge.

     Intermediate Municipals, Managed Municipals, and High-Yield
Municipals Fund may also compare their respective tax-equivalent yields to the average rate for the taxable fund category of the aforementioned services.

     Of course, past performance is not indicative of future
results.
                           _______________

     To illustrate the historical returns on various types of financial assets, the Funds may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since
1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

            Common stocks
            Small company stock
            Long-term corporate bonds
            Long-term government bonds
            Intermediate-term government bonds
            U.S. Treasury bills
            Consumer Price Index

     A Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax-exempt investing on a hypothetical investment. Tax-exempt income, however, may be subject to state and local taxes and the federal alternative minimum tax. Marginal tax brackets are based on 1993 federal tax rates and are subject to change. "Joint Return" is based on two exemptions and "Single return" is based on one exemption. The results would differ for different numbers of exemptions.

                          TAX-EQUIVALENT YIELDS
                                                       A taxable
                                            investment must yield the following
  Taxable Income (thousands)     Marginal    to equal a tax-exempt yield of:
-----------------------------     Tax      -----------------------
-----------
 Joint Return    Single Return   Bracket    4%     5%     6%      7%      8%
--------------   -------------   --------  ----   ----   ----   -----   -----
  $0.0 -  36.9    $0.0 -  22.1     15%     4.71   5.88   7.06    8.24    9.41
 $36.9 -  89.2   $22.1 -  53.5     28%     5.56   6.94   8.33    9.72   11.11
 $89.2 - 140.0   $53.5 - 115.0     31%     5.80   7.25   8.70   10.14   11.59
$140.0 - 250.0  $115.0 - 250.0     36%     6.25   7.81   9.38   10.94   12.50
$250.0+         $250.0+          39.6%     6.62   8.28   9.93   11.59   13.25

     Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

     From time to time, a Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe Counselor [service mark] and the Stein Roe Personal Counselor [service mark] programs and asset allocation and other investment strategies.

    ADDITIONAL INFORMATION ON NET ASSET VALUE-MUNICIPAL
          MONEY FUND AND MUNICIPAL MONEY PORTFOLIO


     For purposes of discussion in this section, the term "Fund" refers to Municipal Money Fund and to Municipal Money Portfolio.


     Please refer to Net Asset Value in the Prospectus, which is incorporated herein by reference. The Fund values its portfolio by the "amortized cost method" by which it attempts to maintain its net asset value at $1.00 per share. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the instrument. Other assets are valued at a fair value determined in good faith by the Board of Trustees.

     In connection with the Fund's use of amortized cost and the maintenance of per share net asset value of $1.00, the Trust has agreed, with respect to the Fund: (i) to seek to maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining relative stability of principal and not in excess of 90 days; (ii) not to purchase a portfolio instrument with a remaining maturity of greater than thirteen months (for this purpose the Fund considers that an instrument has a maturity of thirteen months or less if it is a "short-term" obligation as defined in the Glossary); and (iii) to limit its purchase of portfolio instruments to those instruments that are denominated in U.S. dollars which the Board of Trustees determines present minimal credit risks and that are of eligible quality as determined by any major rating service as defined under SEC Rule 2a-7 or, in the case of any instrument that is not rated, of comparable quality as determined by the Board.

     The Fund has also agreed to establish procedures reasonably designed to stabilize its price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of portfolio holdings by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. Calculations are made to compare the value of its investments valued at amortized cost with market value. Market values are obtained by using actual quotations provided by market makers, estimates of market value, values from yield data obtained from reputable sources for the instruments, values obtained from the Adviser's matrix, or values obtained from an independent pricing service. Any such service might value the Fund's investments based on methods which include consideration of: yields or prices of Municipal Securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The service may also employ electronic data processing techniques, a matrix system, or both to determine valuations.

     In connection with the use of the amortized cost method of portfolio valuation to maintain net asset value at $1.00 per share, the Fund might incur or anticipate an unusual expense, loss, depreciation, gain or appreciation that would affect its net asset value per share or income for a particular period. The extent of any deviation between the Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board of Trustees as it deems appropriate. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take such action as it considers appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Actions which the Board might take include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; increasing, reducing, or suspending dividends or distributions from capital or capital gains; or redeeming shares in kind. The Board might also establish a net asset value per share by using market values, as a result of which the net asset value might deviate from $1.00 per share.

                                GLOSSARY

In-the-money. A call option on a futures contract is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option on a futures contract is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

Issuer. For purposes of diversification under the Investment Company Act of 1940, identification of the issuer (or issuers) of a Municipal Security depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, if the obligation is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. In addition, if the bond is backed by the full faith and credit of the U.S. Government, agencies or instrumentalities of the U.S. Government or U.S. Government Securities, the U.S. Government or the appropriate agency or instrumentality would be deemed to be the sole issuer, and would not be subject to the 5% limitation applicable to investments in a single issuer as described under Investment Restrictions in the Prospectus and restriction number
(i) under Investment Restrictions in this Statement of Additional Information. If, in any case, the creating municipal government or another entity guarantees an obligation or issues a letter of credit to secure the obligation, the guarantee (or letter of credit) would be considered a separate security issued by such government or entity and would be separately valued and included in the issuer limitation. In the case of Municipal Money Fund, Municipal Money Portfolio and Intermediate Municipals, guarantees and letters of credit described in this paragraph from banks whose credit is acceptable to these Funds are not restricted in amount by the restriction against investing more than 25% of their total assets in securities of non-governmental issuers whose principal business activities are in the same industry.

Majority of the outstanding voting securities. As used in the Prospectus and this Statement of Additional Information, this term means the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund.

Municipal Securities. Municipal Securities are debt obligations issued by or on behalf of the governments of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is generally exempt from the regular federal income tax.

     The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. "General obligation" bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. "Revenue" bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue bonds, the credit quality of which is normally directly related to the credit standing of the industrial user involved. Municipal Securities may bear either fixed or variable rates of interest. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to minimize fluctuation in values of the instruments.

     Within the principal classifications of Municipal Securities, there are various types of instruments, including municipal bonds, municipal notes, municipal leases, custodial receipts, and participation certificates. Municipal notes include tax, revenue, and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal lease securities, and participation certificates therein, evidence certain types of interests in lease or installment purchases contract obligations of a municipal authority or other entity. Custodial receipts represent ownership in future interest or principal payments (or both) on certain Municipal Securities and are underwritten by securities dealers or banks. Some Municipal Securities may not be backed by the faith, credit, and taxing power of the issuer and may involve "non-appropriation" clauses which provide that the municipal authority is not obligated to make lease or other contractual payments, unless specific annual appropriations are made by the municipality. Each Fund may invest more than 5% of its net assets in municipal bonds and notes, but does not expect to invest more than 5% of its net assets in the other Municipal Securities described in this paragraph.

     Some Municipal Securities are backed by (i) the full faith and credit of the U.S. Government, (ii) agencies or instrumentalities of the U.S. Government, or (iii) U.S. Government Securities.

Repurchase Agreement. A repurchase agreement involves the sale of securities to the Fund, with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including:
(a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

Reverse Repurchase Agreement. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price.

Short-term. This term, as used with respect to Municipal Money Fund and Municipal Money Portfolio, refers to an obligation of one of the following types, measured from the date of an investment by the Fund in the obligation (regardless of the duration of the obligation from the date of original issuance):

1. An obligation of the issuer to pay the entire principal and accrued interest in no more than thirteen months;

2. An obligation (regardless of the duration before its maturity) issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, bearing a variable rate of interest providing for automatic establishment, no less frequently than annually, of a new rate or successive new rates of interest by a formula, that can reasonably be expected to have a market value approximating its principal amount (a) whenever a new interest rate is established, in the case of an obligation having a variable rate of interest, or (b) at any time, in the case of an obligation having a "floating rate of interest" that changes concurrently with any change in an identified market interest rate to which it is pegged;

3. Any other obligation (regardless of the duration before its maturity) that: (a) has a demand feature entitling the holder to receive from an issuer the entire principal [or, under the circumstances described under Investment Policies-Municipal Money Fund above, the issuer of a guarantee or a letter of credit with respect to a participation interest in the obligation (acquired from such issuer)], (i) at any time upon no more than thirty days' notice or (ii) at specified intervals not exceeding thirteen months and upon no more than thirty days' notice; (b)(i) has a variable rate of interest that changes on set dates or (ii) has a floating rate of interest (as defined in 2 above); and (c) can reasonably be expected to have a market value approximating its principal amount (i) whenever a new rate of interest is established, in the case of an obligation having a variable rate of interest, or (ii) at any time, in the case of an obligation having a floating rate of interest; provided that, with respect to each such obligation that is not rated eligible quality by Moody's or S&P, the Board of Trustees has determined that the obligation is of eligible quality; or

4. A repurchase agreement that is to be fully performed (or that the Fund may require be performed) in not more than thirteen months (regardless of the maturity of the obligation to which the repurchase agreement relates).

Variable Rate Demand Security. This type of security is a Variable Rate Security (as defined in the Prospectus under Municipal Securities) which has a demand feature entitling the purchaser to resell the security to the issuer of the demand feature at an amount approximately equal to amortized cost or the principal amount thereof, which may be more or less than the price the Fund paid for it. The interest rate on a Variable Rate Demand Security also varies either according to some objective standard, such as an index of short-term tax-exempt rates, or according to rates set by or on behalf of the issuer.
                        -------------------------

PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) 1. Financial statements included in Part A of this Amendment to the Registration Statement: Financial Highlights.

    2.  Financial statements included in Part B of this Amendment:
        The following financial statements are incorporated by reference to Registrant's June 30, 1998 annual report:
        Investments as of June 30, 1998 of SR&F Municipal Money Market Portfolio, Stein Roe Intermediate Municipals Fund, Stein Roe Managed Municipals Fund and SR&F High-Yield Municipals Portfolio; and statements of assets and liabilities as of June 30, 1998, statements of operations for the year ended June 30, 1998, statements of changes in net assets for each of the two periods in the period ended June 30, 1998, notes thereto and report of independent auditors of SR&F Municipal Money Market Portfolio, Stein Roe Municipal Money Market Fund, Stein Roe Intermediate Municipals Fund, Stein Roe Managed Municipals Fund, SR&F High-Yield Municipals Portfolio, and Stein Roe High-Yield Municipals Fund.

(b) Exhibits: [Note: As used herein, the term "PEA" refers to a post-effective amendment to the Registration Statement of the Registrant under the Securities Act of 1933, No. 2-99356..]

     1. (a) Agreement and Declaration of Trust of Registrant as amended through 10/25/94. (Exhibit 1 to PEA #18.)*
         (b) Amendment to Agreement and Declaration of Trust dated 11/1/95. (Exhibit 1(b) to PEA #20.)*

     2.  (a) By-Laws of Registrant as amended through 2/3/93.
             (Exhibit 2 to PEA #21.)*
         (b) Amendment to By-Laws dated 2/4/98.

     3.  None.

     4.  None.

     5. Management agreement between Registrant and Stein Roe & Farnham Incorporated (the "Adviser") relating to the series designated Stein Roe Intermediate
         Municipals Fund and Stein Roe Managed Municipals Fund as amended through 2/2/98.

     6.  Underwriting agreement between Registrant and Liberty
         Funds Distributor, Inc. dated 1/1/98.

     7.  None.

     8.  Custodian contract between Registrant and State Street
         Bank and Trust Company ("Bank") dated 12/31/87 as amended
         through May 8, 1995.   (Exhibit 8 to PEA #18.)*

     9. (a) Transfer agency agreement between Registrant and SteinRoe Services Inc. dated 8/1/95. (Exhibit 9(a) to PEA #19.)*
         (b) Accounting and Bookkeeping Agreement between the Registrant and the Adviser dated 11/1/94.
             (Exhibit 9(b) to PEA #21.)*
         (c) Administrative agreement between Registrant and the Adviser as amended through 7/1/96. (Exhibit 9(c) to PEA #21.)*
         (d) Sub-transfer agent agreement between SteinRoe Services Inc. and Colonial Investors Service Center, Inc. as amended through 4/30/98.

    10. Opinions and consents of Bell, Boyd & Lloyd and Ropes & Gray with respect to the series of Registrant designated SteinRoe Tax-Exempt Money Fund (now named Stein Roe Municipal Money Market Fund), Stein Roe Intermediate Municipals Fund, Stein Roe Managed Municipals Fund, and Stein Roe High-Yield Municipals Fund. (Exhibit 10 to PEA #21.)*

    11. (a) Opinion and consent of Bell, Boyd & Lloyd regarding tax-exempt status of standby commitments. (Exhibit
             11(a) to PEA #21.)*
         (b) Consent of Morningstar, Inc.  (Exhibit 11(b) to PEA
             #21.)*
         (c) Consent of Ernst & Young LLP.

    12.  None.

    13.  Inapplicable.

    14.  None.

    15.  None.

    16.  Schedules for computation of yield and total return.
         (Exhibit 16 to PEA #21.)*

    17.  Financial Data Schedules:
         (a) Intermediate Municipals Fund.
         (b) High-Yield Municipals Fund.
         (c) Municipal Money Market Fund.
         (d) Managed Municipals Fund.

    18.  Inapplicable.

    19.  (Miscellaneous.)
         (a) Funds Application.
         (b) Automatic Redemption Services Application.  (Exhibit
             19(b) to PEA #21.)*
_______________________________
*Incorporated by reference.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
          REGISTRANT.

The Registrant does not consider that it is directly or indirectly controlled by, or under common control with, other persons within the meaning of this Item. See "Investment Advisory Services," "Management," "Distributor," and "Transfer Agent" in the statement of additional information, each of which is incorporated herein by reference.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.
                                          Number of Record Holders
Title of Series                              as of July 31, 1998
-----------------                         ------------------------
Stein Roe Intermediate Municipals Fund               2,611
Stein Roe High-Yield Municipals Fund                 5,675
Stein Roe Municipal Money Market Fund                2,475
Stein Roe Managed Municipals Fund                    7,920

ITEM 27.  INDEMNIFICATION.

Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit 1), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

To the extent required under the 1940 Act,

    (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

   (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

  (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily-available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article Tenth also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, Stein Roe & Farnham Incorporated (the "Adviser"), the other investment companies advised by the Adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect the Adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Pursuant to the indemnification agreement dated July 1, 1995, among the Registrant, its transfer agent and the Adviser, Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers and employees are indemnified by Registrant's Adviser against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of the Adviser that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of the Adviser.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The Adviser is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which a majority owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. The Adviser acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of the Adviser, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (Part B) entitled "Investment Advisory Services."

Certain directors and officers of the Adviser also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI and of the Registrant, and other investment companies managed by the Adviser. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which are located at 600 Atlantic Avenue, Boston, MA 02210 and LFC Utilities Trust, which is located at One Financial Center, Boston, MA 02111.) A list of such capacities is given below.

                                                  POSITION FORMERLY
                                                  HELD WITHIN
                      CURRENT POSITION            PAST TWO YEARS
                      -------------------         --------------
STEINROE SERVICES INC.
Gary A. Anetsberger   Vice President
Kenneth J. Kozanda    Vice President; Treasurer
Kenneth R. Leibler    Director
C. Allen Merritt, Jr. Director; Vice President
Heidi J. Walter       Vice President; Secretary
Hans P. Ziegler       Director; President; Chairman

SR&F BASE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Thomas W. Butch       President; Trustee            Executive V-P
Kevin M. Carome       Vice-President; Asst. Secy.
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE INCOME TRUST; STEIN ROE INSTITUTIONAL TRUST; AND
STEIN ROE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Thomas W. Butch       President; Trustee            Exec. V-P; V-P
Kevin M. Carome       Vice-President; Asst. Secy.
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Steven P. Luetger                                   Vice-President
Lynn C. Maddox        Vice-President
Jane M. Naeseth       Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
David P. Brady        Vice-President
Thomas W. Butch       President; Trustee            Exec. V-P; V-P
Daniel K. Cantor      Vice-President
Kevin M. Carome       Vice-President; Asst. Secy.
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
David P. Harris       Vice-President
Harvey B. Hirschhorn  Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Arthur J. McQueen     Vice-President
M. Gerard Sandel      Vice-President
Gloria J. Santella    Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
David P. Brady        Vice-President
Thomas W. Butch       President; Trustee            Exec. V-P; V-P
Daniel K. Cantor      Vice-President
Kevin M. Carome       Vice-President; Asst. Secy.
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
David P. Harris       Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Arthur J. McQueen     Vice-President
M. Gerard Sandel      Vice-President
Gloria J. Santella    Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Thomas W. Butch       President; Trustee            Exec. V-P; V-P
Kevin M. Carome       Vice-President; Asst. Secy.
Joanne T. Costopoulos Vice-President
Loren A. Hansen       Executive Vice-President
Lynn C. Maddox        Vice-President
Veronica M. Wallace   Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEINROE VARIABLE INVESTMENT TRUST
Gary A. Anetsberger   Treasurer
Kevin M. Carome       Assistant Secretary
E. Bruce Dunn                                       Vice President
Erik P. Gustafson     Vice President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy                                  Vice President
Jane M. Naeseth       Vice President
William M. Wadden IV  Vice President

LFC UTILITIES TRUST
Gary A. Anetsberger   Vice President
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President

LIBERTY VARIABLE INVESTMENT TRUST
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President
Kevin M. Carome       Secretary

STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior Vice-President
Thomas W. Butch       President; Manager
Kevin M. Carome       Vice-President; Assistant Secretary
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE FLOATING RATE INCOME TRUST; STEIN ROE INSTITUTIONAL
FLOATING RATE INCOME TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior Vice-President
Thomas W. Butch       President; Trustee
Kevin M. Carome       Vice-President; Assistant Secretary
Brian W. Good         Vice-President
James R. Fellows      Vice-President
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

ITEM 29.  PRINCIPAL UNDERWRITERS.

Registrant's principal underwriter, Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., also acts in the same capacity to Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI, Colonial Trust VII, Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Investment Trust, Stein Roe Institutional Trust and Stein Roe Trust; and sponsor for Colony Growth Plans (public offering of which was discontinued on June 14, 197l).
The table below lists each director or officer of Liberty Funds
Distributor, Inc.

                          Position and Offices      Positions and
Name and Principal        with Principal            Offices with
 Business Address*        Underwriter               Registrant
--------------------      ---------------------     ---------------
Anderson, Judith          Vice President                None
Anetsberger, Gary A.      Senior Vice President       Senior V-P
Babbitt, Debra            VP & Compliance Officer       None
Ballou, Rich              Vice President                None
Balzano, Christine R.     Vice President                None
Bartlett, John            Managing Director             None
Blumenfeld, Alex          Vice President                None
Brown, Beth               Vice President                None
Burtman, Tracy            Vice President                None
Butch, Thomas W.          Senior Vice President      Pres., Trustee
Campbell, Patrick         Vice President                None
Chrzanowski, Daniel       Vice President                None
Claiborne, Douglas        Vice President                None
Clapp, Elizabeth A.       Senior Vice President         None
Conlin, Nancy L.          Director, Clerk               None
Davey, Cynthia            Sr. Vice President            None
Desilets, Marian          Vice President                None
Devaney, James            Vice President                None
DiMaio, Steve             Vice President                None
Downey, Christopher       Vice President                None
Emerson, Kim P.           Vice President                None
Erickson, Cynthia G.      Senior Vice President         None
Evans, C. Frazier         Managing Director             None
Feldman, David            Senior Vice President         None
Fifield, Robert           Vice President                None
Gauger, Richard           Vice President                None
Gerokoulis, Stephen A.    Senior Vice President         None
Gibson, Stephen E.        Director, Chairman of Board   None
Goldberg, Matthew         Vice President                None
Geunard, Brian            Vice President                None
Harrington, Tom           Sr. Vice President            None
Harris, Carla L.          Vice President                None
Hodgkins, Joseph          Sr. Vice President            None
Hussey, Robert            Senior Vice President         None
Iudice, Jr., Philip       Treasurer and CFO             None
Jones, Cynthia            Vice President                None
Jones, Jonathan           Vice President                None
Karagiannis, Marilyn      Managing Director             None
Kelley, Terry M.          Vice President                None
Kelson, David W.          Senior Vice President         None
Libutti, Chris            Vice President                None
McCombe, Gregory          Senior Vice President         None
McKenzie, Mary            Vice President                None
Menchin, Catherine        Vice President                None
Miller, Anthony           Vice President                None
Moberly, Ann R.           Senior Vice President         None
Morner, Patrick           Vice President                None
Morse, Jonathan           Vice President                None
O'Shea, Kevin             Managing Director             None
Piken, Keith              Vice President                None
Pollard, Brian S.         Vice President                None
Predmore, Tracy           Vice President                None
Quirk, Frank              Vice President                None
Reed, Christopher B.      Senior Vice President         None
Riegel, Joyce B.          Vice President                None
Robb, Douglas             Vice President                None
Sandberg, Travis          Vice President                None
Scarlott, Rebecca         Vice President                None
Schulman, David           Vice President                None
Scoon, Davey              Director                      None
Scott, Michael W.         Senior Vice President         None
Sideropoulos, Lou         Vice President                None
Smith, Darren             Vice President                None
Studer, Eric              Vice President                None
Sutton, R. Andrew         Vice President                None
Tambone, James            Chief Executive Officer       None
Tasiopoulos, Lou          President                     None
Tuttle, Brian             Vice President                None
Van Etten, Keith          Vice President                None
Villanova, Paul           Vice President                None
Wallace, John             Vice President                None
Walter, Heidi J.          Vice President             V-P & Secy.
Wess, Valerie             Vice President                None
Young, Deborah            Vice President                None
---------
* The address of Ms. Harris, Ms. Riegel, Ms. Walter, and Messrs. Anetsberger, Butch and Pollard is One South Wacker Drive, Chicago, IL 60606. The address of each other director and officer is One Financial Center, Boston, MA 02111.

Item 30.  Location of Accounts and Records.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One South Wacker Drive, Chicago, Illinois 60606. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

ITEM 31.  MANAGEMENT SERVICES.

None.

ITEM 32.  UNDERTAKINGS.

Since the information called for by Item 5A for the Funds (other than Stein Roe Municipal Money Market Fund, to which this item does not relate) is contained in the latest annual report to shareholders, Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 29th day of October, 1998.

                                   STEIN ROE MUNICIPAL TRUST

                                   By   THOMAS W. BUTCH
                                        Thomas W. Butch
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature*                     Title                     Date
------------------------    ---------------------   --------------
THOMAS W. BUTCH             President and Trustee  Oct. 29, 1998
Thomas W. Butch
Principal Executive Officer

GARY A. ANETSBERGER         Senior Vice-President  Oct. 29, 1998
Gary A. Anetsberger
Principal Financial Officer

SHARON R. ROBERTSON         Controller             Oct. 29, 1998
Sharon R. Robertson
Principal Accounting Officer

WILLIAM W. BOYD             Trustee                Oct. 29, 1998
William W. Boyd

LINDSAY COOK                Trustee                Oct. 29, 1998
Lindsay Cook

DOUGLAS A. HACKER           Trustee                Oct. 29, 1998
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee                Oct. 29, 1998
Janet Langford Kelly

CHARLES R. NELSON           Trustee                Oct. 29, 1998
Charles R. Nelson

THOMAS C. THEOBALD          Trustee                Oct. 29, 1998
Thomas C. Theobald

* This amendment to the Registration Statement has also been signed by the above persons in their capacities as trustees and officers of the SR&F Base Trust as it relates to the Stein Roe Municipal Money Market Fund and Stein Roe High-Yield Municipals Fund.

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                   STEIN ROE MUNICIPAL TRUST
         INDEX TO EXHIBITS FILED WITH THIS AMENDMENT

Exhibit
Number    Description
-------   -----------

 2(b)     Amendment to By-Laws

 5        Management Agreement

 6        Underwriting Agreement

 9(d)     Sub-Transfer Agent Agreement

11(c)     Consent of Ernst & Young LLP

17        Financial Data Schedules:
  (a)     Intermediate Municipals Fund
  (b)     High-Yield Municipals Fund
  (c)     Municipal Money Market Fund
  (d)     Managed Municipals Fund

19(a)     Funds Application